UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

		File No. 002-75526
		File No. 811-03363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	89	/X/

		and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	89

(Check appropriate box or boxes)

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	October 4, 2019

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund, series of the Registrant. The prospectus and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

--- C O N T E N T S ---

This Post-Effective Amendment No. 89 to Registration File No. 002-75526 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus

4.	Part B – Statement of Additional Information

5.	Part C – Other Information

6.	Signatures

7.	Exhibits

Prospectus

Nasdaq ticker symbols
Delaware Tax-Exempt Income Fund
Class A	FITAX
Institutional Class	FITDX
Class R6	FITEX
Delaware Tax-Exempt Opportunities Fund
Class A	EIITX
Institutional Class	EIIAX
Class R6	EIINX
Delaware Tax-Free California II Fund
Class A	FICAX
Institutional Class	FICJX
Class R6	FICLX

Nasdaq ticker symbols
Delaware Tax-Free New Jersey Fund
Class A	FINJX
Institutional Class	FINLX
Class R6	FINNX
Delaware Tax-Free New York II Fund
Class A	FNYFX
Institutional Class	FNYHX
Class R6	FNYJX
Delaware Tax-Free Oregon Fund
Class A	FTORX
Institutional Class	FTOTX
Class R6	FTOUX

October 4, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 423-4026. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Fund summary

Delaware Tax-Exempt Income Fund

What is the Fund’s investment objective?

Delaware Tax-Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.50%		0.50%		0.50%
Distribution and service (12b-1) fees	0.25%	[1]	none		none
Other expenses	0.14%		0.14%		0.11%	[2]
Total annual fund operating expenses	0.89%		0.64%		0.61%
Fee waivers and expense reimbursements	(0.10%)	[3]	(0.00%)	[3]	(0.00%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%		0.64%		0.61%

[1]

The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. This waiver may be terminated only by agreement of the Distributor and the Fund.

[2]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.70% and 0.62% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$353	$65	$62
3 years	$531	$205	$195
5 years	$735	$357	$340
10 years	$1,323	$798	$762

Fund summary

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 88% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

LIBOR risk — The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such “fallback provisions” and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Exempt Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Tax Exempt Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Fund summary

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.21%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.19% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.01% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-3.87%	2.05%	3.49%	—
Class A return after taxes on distributions	-3.87%	2.05%	3.49%	—
Class A return after taxes on distributions and sale of Fund shares	-0.91%	2.31%	3.56%	—
Institutional Class return before taxes (Inception: 5/1/13)	1.72%	2.83%	—	1.92%
Class R6 return before taxes (Inception: 5/1/13)	0.52%	3.07%	—	1.84%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	1.54%	3.23%	4.19%	2.38%
Bloomberg Barclays 1-15 Year Municipal Index (reflects no deduction for fees, expenses or taxes)*	1.58%	3.00%	3.89%	2.22%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	1.04%	3.90%	5.12%	2.68%

* The Fund changed its primary broad-based securities index to the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as of Oct. 4, 2019. The Fund had previously changed its primary broad-based securities index to the Bloomberg Barclays 1-15 Year Municipal Index as of Jan. 31, 2019. In each case the Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager	October 2019
Stephen J. Czepiel	Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager	October 2019

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	October 2019

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax for noncorporate shareholders and state and local taxes. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summary

Delaware Tax-Exempt Opportunities Fund

What is the Fund’s investment objective?

Delaware Tax-Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		none		none
Other expenses	0.18%		0.18%		0.13%	[1]
Total annual fund operating expenses	0.98%		0.73%		0.68%
Fee waivers and expense reimbursements	(0.03%)	[2]	(0.07%)	[2]	(0.03%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%		0.66%		0.65%

[1]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95%, 0.66% and 0.65% of the Fund's average daily net assets for Class A shares, Institutional Class and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$543	$67	$66
3 years	$742	$219	$211
5 years	$962	$392	$373
10 years	$1,592	$893	$841

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 135% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Fund summary

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Exempt Opportunities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Tax Exempt Opportunities Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.19%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.82% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -6.04% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-4.42%	2.70%	4.25%	—
Class A return after taxes on distributions	-4.42%	2.70%	4.24%	—
Class A return after taxes on distributions and sale of Fund shares	-1.46%	2.71%	4.09%	—
Institutional Class return before taxes (Inception Date: 5/1/13)	1.44%	3.22%	—	2.01%
Class R6 return before taxes (Inception Date: 5/1/13)	-0.71%	3.63%	—	1.98%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	1.04%	3.90%	5.12%	2.68%

* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager	October 2019
Stephen J. Czepiel	Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager	October 2019
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	October 2019

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Fund summary

Tax information

The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax for noncorporate shareholders and state and local taxes. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware Tax-Free California II Fund

What is the Fund’s investment objective?

Delaware Tax-Free California II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		none		none
Other expenses	0.22%		0.22%		0.21%	[1]
Total annual fund operating expenses	1.02%		0.77%		0.76%
Fee waivers and expense reimbursements	(0.10%)	[2]	(0.13%)	[2]	(0.11%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%		0.64%		0.65%

[1]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.64% and 0.65% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$540	$65	$66
3 years	$741	$219	$220
5 years	$969	$402	$400
10 years	$1,624	$929	$921

Fund summary

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 48% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in California and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Concentration risk — The Fund’s returns will be affected significantly by events that affect California's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free California II Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors California Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Fund summary

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.35%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.25% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.31% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-3.80%	2.69%	4.26%	—
Class A return after taxes on distributions	-3.80%	2.69%	4.25%	—
Class A return after taxes on distributions and sale of Fund shares	-1.03%	2.71%	4.05%	—
Institutional Class return before taxes (Inception Date: 5/1/13)	1.66%	3.43%	—	2.49%
Class R6 return before taxes (Inception Date: 5/1/13)	0.55%	3.78%	—	2.48%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	1.04%	3.90%	5.12%	2.68%

* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager	October 2019
Stephen J. Czepiel	Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager	October 2019
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	October 2019

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax for noncorporate shareholders and state and local taxes. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summary

Delaware Tax-Free New Jersey Fund

What is the Fund’s investment objective?

Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		none		none
Other expenses	0.22%		0.22%		0.24%	[1]
Total annual fund operating expenses	1.02%		0.77%		0.79%
Fee waivers and expense reimbursements	(0.12%)	[2]	(0.09%)	[2]	(0.13%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%		0.68%		0.66%

[1]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90%, 0.68% and 0.66% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$538	$69	$67
3 years	$737	$228	$226
5 years	$965	$410	$412
10 years	$1,620	$937	$953

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of New Jersey (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New Jersey and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Fund summary

Concentration risk — The Fund’s returns will be affected significantly by events that affect New Jersey's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free New Jersey Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors New Jersey Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.86%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.29% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.03% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-3.70%	2.30%	3.64%	—
Class A return after taxes on distributions	-3.70%	2.30%	3.64%	—
Class A return after taxes on distributions and sale of Fund shares	-0.91%	2.41%	3.61%	—
Institutional Class return before taxes (Inception Date: 5/1/13)	1.89%	3.05%	—	1.91%
Class R6 return before taxes (Inception Date: 5/1/13)	0.55%	3.33%	—	1.87%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	1.04%	3.90%	5.12%	2.68%

* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager	October 2019
Stephen J. Czepiel	Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager	October 2019
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	October 2019

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Fund summary

Tax information

The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax for noncorporate shareholders and state and local taxes. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware Tax-Free New York II Fund

What is the Fund’s investment objective?

Delaware Tax-Free New York II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		none		none
Other expenses	0.14%		0.14%		0.15%	[1]
Total annual fund operating expenses	0.94%		0.69%		0.70%
Fee waivers and expense reimbursements	(0.08%)	[2]	(0.09%)	[2]	(0.08%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%		0.60%		0.62%

[1]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86%, 0.60% and 0.62% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$534	$61	$63
3 years	$720	$202	$207
5 years	$931	$366	$373
10 years	$1,538	$841	$855

Fund summary

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 47% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New York and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New York's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free New York II Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors New York Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Fund summary

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.30%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 6.89% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.11% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-4.00%	2.16%	3.55%	—
Class A return after taxes on distributions	-4.00%	2.16%	3.55%	—
Class A return after taxes on distributions and sale of Fund shares	-1.09%	2.33%	3.55%	—
Institutional Class return before taxes (Inception Date: 5/1/13)	1.51%	2.93%	—	1.91%
Class R6 return before taxes (Inception Date: 5/1/13)	0.31%	3.22%	—	1.90%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	1.04%	3.90%	5.12%	2.68%

* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager	October 2019
Stephen J. Czepiel	Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager	October 2019
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	October 2019

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax for noncorporate shareholders and state and local taxes. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summary

Delaware Tax-Free Oregon Fund

What is the Fund’s investment objective?

Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A		Inst.		R6
Management fees	0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		none		none
Other expenses	0.22%		0.22%		0.25%	[1]
Total annual fund operating expenses	1.02%		0.77%		0.80%
Fee waivers and expense reimbursements	(0.11%)	[2]	(0.11%)	[2]	(0.13%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.91%		0.66%		0.67%

[1]

“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91%, 0.66% and 0.67% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year	$539	$67	$68
3 years	$739	$223	$229
5 years	$967	$406	$418
10 years	$1,622	$933	$965

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 49% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in Oregon and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Fund summary

Concentration risk — The Fund’s returns will be affected significantly by events that affect Oregon's economy as well as legislative, political and judicial changes in the state.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free Oregon Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Oregon Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.03%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.51% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.78% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2018

	1 year	5 years	10 years	Life of Class (If less than 10 years)
Class A return before taxes	-4.05%	2.13%	3.56%	—
Class A return after taxes on distributions	-4.05%	2.13%	3.56%	—
Class A return after taxes on distributions and sale of Fund shares	-1.30%	2.23%	3.48%	—
Institutional Class return before taxes (Inception Date: 5/1/13)	1.66%	2.89%	—	1.64%
Class R6 return before taxes (Inception Date: 5/1/13)	0.21%	3.19%	—	1.62%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)*	1.28%	3.82%	4.85%	2.64%
ICE BofAML US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)*	1.04%	3.90%	5.12%	2.68%

* The Fund changed its broad-based securities index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager	October 2019
Stephen J. Czepiel	Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager	October 2019
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	October 2019

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; or by mail (c/o Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620).

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Fund summary

Tax information

The Fund’s distributions primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax for noncorporate shareholders and state and local taxes. The Fund also may make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How we manage the Funds

Our principal investment strategies

Delaware Tax-Exempt Income Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Interest paid on municipal securities that is subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the US Virgin Islands), and their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories, rather than concentrating in bonds of a particular state or municipality.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s (S&P) and Fitch Ratings; or (b) if unrated, are determined by the Fund’s Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent it determines that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The Fund generally pursues its investment objective by investing in municipal bonds with a dollar-weighted average effective maturity of between 3 and 10 years (intermediate-term municipal bonds). Intermediate-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it would result in a capital gain distribution to shareholders. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as US Treasury securities. When the Fund is so invested, it may not achieve its investment objective. The Fund may choose not to take defensive positions.

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this Prospectus.

How we manage the Funds

Delaware Tax-Exempt Opportunities Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Interest paid on municipal securities that is subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the US Virgin Islands), and their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories, rather than concentrating in bonds of a particular state or municipality.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s, S&P and Fitch Ratings; or (b) if unrated, are determined by the Fund’s Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent it determines that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The Fund generally pursues its investment objectives by investing in municipal bonds with a dollar-weighted effective maturity of between 5 and 30 years (long-term municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it would result in a capital gain distribution to shareholders. In addition the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as US Treasury securities. When the Fund is so invested, it may not achieve its investment objectives. The Fund may choose not to take defensive positions.

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this Prospectus.

Delaware Tax-Free California II Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Interest paid on a municipal security that is subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the US Virgin Islands), and their respective agencies, instrumentalities and authorities.

The Fund generally concentrates its investments in municipal bonds and securities of the state of California in order to produce income that is exempt from the state’s income tax for individual residents of the state. However, the Fund may also invest significantly in municipal securities that are issued by US commonwealths, possessions, and territories if the interest earned on them is exempt from state income tax for residents of the state of California. In certain cases, the dividends paid by the Fund may also be exempt from local taxes.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s, S&P, and Fitch Ratings; or (b) if unrated, are determined by the Fund’s Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as US Treasury securities. When the Fund is so invested, it may not achieve its investment objective. The Fund may choose not to take defensive positions.

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

How we manage the Funds

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this Prospectus.

Delaware Tax-Free New Jersey Fund

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of New Jersey (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Interest paid on a municipal security that is subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the US Virgin Islands), and their respective agencies, instrumentalities and authorities.

The Fund generally concentrates its investments in municipal bonds and securities of the state of New Jersey in order to produce income that is exempt from the state’s income tax for individual residents of the state. However, the Fund may also invest significantly in municipal securities that are issued by US commonwealths, possessions, and territories if the interest earned on them is exempt from state income tax for residents of the state of New Jersey. In certain cases, the dividends paid by the Fund may also be exempt from local taxes.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s, S&P and Fitch Ratings; or (b) if unrated, are determined by the Fund’s Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as US Treasury securities. When the Fund is so invested, it may not achieve its investment objective. The Fund may choose not to take defensive positions.

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this Prospectus.

Delaware Tax-Free New York II Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Interest paid on a municipal security that is subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the US Virgin Islands), and their respective agencies, instrumentalities and authorities.

The Fund generally concentrates its investments in municipal bonds and securities of the state of New York in order to produce income that is exempt from the state’s income tax for individual residents of the state. However, the Fund may also invest significantly in municipal securities that are issued by US commonwealths, possessions, and territories if the interest earned on them is exempt from state income tax for residents of the state of New York. In certain cases, the dividends paid by the Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any exempt-interest dividends paid by the Fund are also expected to be exempt from New York City personal income tax.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s, S&P and Fitch Ratings; or (b) if unrated, are determined by the Fund’s Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as US Treasury securities. When the Fund is so invested, it may not achieve its investment objective. The Fund may choose not to take defensive positions.

How we manage the Funds

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this Prospectus.

Delaware Tax-Free Oregon Fund

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Interest paid on a municipal security that is subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the US Virgin Islands), and their respective agencies, instrumentalities and authorities.

The Fund generally concentrates its investments in municipal bonds and securities of the state of Oregon in order to produce income that is exempt from the state’s income tax for individual residents of the state. However, the Fund, may also invest significantly in municipal securities that are issued by US commonwealths, possessions, and territories if the interest earned on them is exempt from state income tax for residents of the state of Oregon. In certain cases, the dividends paid by the Fund may also be exempt from local taxes.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s, S&P, and Fitch Ratings; or (b) if unrated, are determined by the Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of their portfolios. Duration is a measurement of a bond's sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as US Treasury securities. When the Fund is so invested, it may not achieve its investment objective. The Fund may choose not to take defensive positions.

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this Prospectus.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Delaware Tax-Exempt Income Fund

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit risk

This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

The Fund may purchase or hold insured securities. Such insurance is intended to reduce credit risk. However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives risk

The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses, and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used. Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts. There may be an imperfect

How we manage the Funds

correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

Options on futures. The Fund is required to pay a premium and transaction costs for purchases of options on futures. If a future’s price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited durations and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market value of municipal securities is affected by changes in interest rates. In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes. Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on floating rate and variable rate securities may decline. These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity risk

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund. The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market risk

The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability, and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal securities risk

The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to collect taxes or obtain the other sources of revenue that back their securities.

Active management and selection risk

Securities selected by a portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax risk

The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is subject to the federal alternative minimum tax or effect transactions that produce taxable net capital gains. In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement. As a result of such events, the Fund may make taxable distributions to shareholders.

Delaware Tax-Exempt Opportunities Fund

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit risk

This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

How we manage the Funds

The Fund may purchase or hold insured securities. Such insurance is intended to reduce credit risk. However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives risk

The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses, and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used. Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts. There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

Options on futures. The Fund is required to pay a premium and transaction costs for purchases of options on futures. If a future’s price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market value of municipal securities is affected by changes in interest rates. In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes. Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on floating rate and variable rate securities may decline. These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity risk

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund. The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market risk

The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal securities risk

The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to collect taxes or obtain the other sources of revenue that back their securities.

Active management and selection risk

Securities selected by a portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax risk

The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is subject to the federal alternative minimum tax or effect transactions that produce taxable net capital gains. In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement. As a result of such events, the Fund may make taxable distributions to shareholders.

Delaware Tax-Free California II Fund

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration risk

Since the Fund generally invests in the municipal securities of a particular state, the Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those

How we manage the Funds

changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and other financial difficulties, such as a municipality filing for bankruptcy. The deterioration of a state’s fiscal situation increases the risk of investing in that state’s municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of state municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Due to the limited availability of municipal securities that are exempt from taxes in a particular state, the Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk

This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

The Fund may purchase or hold insured securities. Such insurance is intended to reduce credit risk. However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives risk

The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used. Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts. There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

Options on futures. The Fund is required to pay a premium and transaction costs for purchases of options on futures. If a future’s price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market value of municipal securities is affected by changes in interest rates. In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes. Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on floating rate and variable rate securities may decline. These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity risk

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund. The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market risk

The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability, and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal securities risk

The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to collect taxes or obtain the other sources of revenue that back their securities.

Active management and selection risk

Securities selected by a portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

How we manage the Funds

Tax risk

The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is subject to the federal alternative minimum tax or effect transactions that produce taxable net capital gains. In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement. As a result of such events, the Fund may make taxable distributions to shareholders.

Delaware Tax-Free New Jersey Fund

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration risk

Since the Fund generally invests in the municipal securities of a particular state, the Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and other financial difficulties, such as a municipality filing for bankruptcy. The deterioration of a state’s fiscal situation increases the risk of investing in that state’s municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of state municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Due to the limited availability of municipal securities that are exempt from taxes in a particular state, the Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk

This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

The Fund may purchase or hold insured securities. Such insurance is intended to reduce credit risk. However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives risk

The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used. Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts. There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

Options on futures. The Fund is required to pay a premium and transaction costs for purchases of options on futures. If a future’s price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market value of municipal securities is affected by changes in interest rates. In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes. Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on floating rate and variable rate securities may decline. These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity risk

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund. The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market risk

The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability, and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

How we manage the Funds

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal securities risk

The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to collect taxes or obtain the other sources of revenue that back their securities.

Active management and selection risk

Securities selected by a portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax risk

The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is subject to the federal alternative minimum tax or effect transactions that produce taxable net capital gains. In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement. As a result of such events, the Fund may make taxable distributions to shareholders.

Delaware Tax-Free New York II Fund

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration risk

Since the Fund generally invests in the municipal securities of a particular state, the Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and other financial difficulties, such as a municipality filing for bankruptcy. The deterioration of a state’s fiscal situation increases the risk of investing in that state’s municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of state municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Due to the limited availability of municipal securities that are exempt from taxes in a particular state, the Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk

This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

The Fund may purchase or hold insured securities. Such insurance is intended to reduce credit risk. However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives risk

The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used. Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts. There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

Options on futures. The Fund is required to pay a premium and transaction costs for purchases of options on futures. If a future’s price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market value of municipal securities is affected by changes in interest rates. In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes. Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

How we manage the Funds

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on floating rate and variable rate securities may decline. These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity risk

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund. The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market risk

The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability, and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal securities risk

The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to collect taxes or obtain the other sources of revenue that back their securities.

Active management and selection risk

Securities selected by a portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax risk

The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is subject to the federal alternative minimum tax or effect transactions that produce taxable net capital gains. In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement. As a result of such events, the Fund may make taxable distributions to shareholders.

Delaware Tax-Free Oregon Fund

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration risk

Since the Fund generally invests in the municipal securities of a particular state, the Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and other financial difficulties, such as a municipality filing for bankruptcy. The deterioration of a state’s fiscal situation increases the risk of investing in that state’s municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of state municipal securities, and the Fund’s net asset value and/or yield, will experience greater volatility. Due to the limited availability of municipal securities that are exempt from taxes in a particular state, the Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk

This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

(i)

A downturn in the national or local economy;

(ii)

Adverse political or regulatory developments at the local, state or federal level;

(iii)

Erosion of taxes or other revenues supporting debt obligations;

(iv)

Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

(v)

Natural disasters, terrorist acts, or energy shortages;

(vi)

Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

(vii)

In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

The Fund may purchase or hold insured securities. Such insurance is intended to reduce credit risk. However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives risk

The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses, and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used. Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts. There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

How we manage the Funds

Options on futures. The Fund is required to pay a premium and transaction costs for purchases of options on futures. If a future’s price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited durations and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market value of municipal securities is affected by changes in interest rates. In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes. Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on floating rate and variable rate securities may decline. These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity risk

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions. As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund. The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

Market risk

The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability, and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal securities risk

The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to collect taxes or obtain the other sources of revenue that back their securities.

Active management and selection risk

Securities selected by a portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax risk

The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is subject to the federal alternative minimum tax or effect transactions that produce taxable net capital gains. In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement. As a result of such events, the Fund may make taxable distributions to shareholders.

Disclosure of portfolio holdings information

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103, is the Funds’ investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of June 30, 2019, $173.1 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services. The Funds are new and the Manager has not received a fee as of the date of this Prospectus.

A discussion of the basis for the Board’s approval of the Funds’ investment advisory contract will be available in the Funds’ annual report to shareholders.

Portfolio managers

Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden have day-to-day responsibilities for making investment decisions for each of the Funds.

Gregory A. Gizzi Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager
Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel Senior Vice President, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Macquarie Investment Management (MIM) in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Jake van Roden Senior Vice President, Head of Municipal Trading, Portfolio Manager
Jake van Roden is head of the firm’s municipal trading. He is also a portfolio manager for the firm’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include the closed-end municipal bond funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management (MIM) in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds’ sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

Who’s who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the fund’s service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of a fund’s assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund’s net asset value (NAV) and providing financial reporting information for the fund.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund’s management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus below and free of charge on the Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in this Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in this Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Class A shares have adopted a 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A
•
Class A shares have an upfront sales charge that you pay when you buy the shares of up to: 4.50% for Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund; and 2.75% for Delaware Tax-Exempt Income Fund.

•
If you invest $100,000 or more, your front-end sales charge will be reduced.

•
You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.

•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See “Dealer compensation” below for further information.

•
Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

•
Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class.

•
In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Delaware Tax-Exempt Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $1 million	1.00%	1.01%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Institutional Class
•
Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.

•
Institutional Class shares are not subject to a CDSC.

•
Institutional Class shares do not assess a 12b-1 fee.

•
Institutional Class shares are available for purchase only by the following:

○
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

○
tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

○
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

○
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

○
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform;

○
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Institutional Class shares in such programs; or

About your account

○
private investment vehicles, including, but not limited to, foundations and endowments.

•
In addition, you may have received Institutional Class shares as the result of a merger or reorganization of a predecessor fund.

•
A shareholder transacting in Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R6
•
Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R6 shares are not subject to a CDSC.

•
Class R6 shares do not assess a 12b-1 fee.

•
Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries.

•
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of the Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

•
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

•
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in the Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by the Fund for such investment. These institutional investors and high net worth individuals must retain Class R6 shares directly in their names and will not be permitted to hold such shares through an omnibus account or other similar arrangements.

•
Class R6 shares may not be available through certain financial intermediaries.

•
In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund.

Dealer compensation

The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund

Class A1
Commission (%)	—
Investment less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1 million	1.60%
$1 million but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%

Delaware Tax-Exempt Income Fund

Commission (%)	Class A1
Investment less than $100,000	2.35%
$100,000 - $249,999	1.75%
$250,000 - $5 million	0.75%
$5 million up to $25 million	0.50%

Commission (%)	Class A1
$25 million or more	0.25%
12b-1 fee to dealer	0.25%	[2]

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.

2 The Distributor has contracted to limit this amount to 0.15% from Oct. 4, 2019 through Oct. 31, 2021 for Delaware Tax-Exempt Income Fund.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on your financial intermediary’s ability to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in this Prospectus and to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Institutional Class and Class R6 shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation

Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds no longer accept retroactive letters of intent.

About your account

Upon your request, you can combine your holdings or purchases of Class A and Class C shares of Delaware Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined.

Class A	Class C
Available.

Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.

Although front-end sales charges do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares in order to reduce your sales charge on Class A shares.

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.

•
Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

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Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer’s agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

•
Purchases by any current and former officers, Trustees/Directors, and employees of any predecessor fund.

•
Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.

•
Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

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Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

•
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

•
Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Institutional Class, if applicable.

•
Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Institutional Class and Class R6 shares do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

•
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

•
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

•
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

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Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

How to buy shares

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through Delaware Funds by Macquarie

By mail

Complete an investment slip and mail it with your check, made payable to Delaware Funds by Macquarie, to Raritan Plaza 1, Edison, NJ 08837-3620. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds by Macquarie at Raritan Plaza 1, Edison, NJ 08837-3620 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By exchange

You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call Delaware Funds by Macquarie at 800 423-4026.

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Limitations on exchanges

Shareholders of Delaware Funds that were involved in a reorganization on Oct. 4, 2019 (Reorganization Funds) may not be able to exchange their shares for shares of Delaware Funds that are not Reorganization Funds at the present time. However, until the exchange privilege is available between Reorganization Funds and non-Reorganization Funds Class A shareholders may reinvest the proceeds of a redemption from Reorganization Funds in Class A shares of any other Delaware Fund without paying a sales charge up to 12 months after the redemption. See “Reinvestment of redeemed shares” above.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Funds’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight.

Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call Delaware Funds by Macquarie at 800 423-4026. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests.

Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will receive the NAV next determined after we receive your request. See “Limitations on exchanges” section. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through Delaware Funds by Macquarie

By mail

You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at Raritan Plaza 1, Edison, NJ 08837-3620 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact Delaware Funds by Macquarie at 800 423-4026 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie at Raritan Plaza 1, Edison, NJ 08837-3620 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risk until securities are sold for cash. See the SAI for more information on redemptions-in-kind. Investors bear market risks until securities are sold for cash.

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Low balance accounts

For Class A shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Institutional Class and Class R6 shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access

Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information.

Electronic delivery

With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund. However, if you received shares as a result of a merger or reorganization of predecessor fund, you are not subject to the minimum monthly exchange of $100 per fund. See “Limitations on exchanges” section.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares. Please note that if you received shares as the result of a merger or reorganization of a predecessor fund, you may not be able to use the dividend reinvestment plan at the current time.

Exchange of shares

If you received shares as the result of a merger or reorganization, you may not be able to exchange shares of the predecessor fund into other Delaware Funds at the current time. You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. See “Limitations on exchanges” section.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares (market timing and disruptive trading)

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take

About your account

actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare all of its net investment income, if any, to shareholders as dividends daily and distribute on a monthly basis. Each Fund will distribute net realized capital gains, if any, at least annually, usually in November or December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, your financial intermediary will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, your financial intermediary makes every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, your financial intermediary will send you a corrected Form 1099.

Avoid “buying a dividend”

At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. These dividends may be taxable to corporate shareholders subject to a state's corporate franchise tax, corporate income tax, or both and such shareholders should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining federal alternative minimum tax for noncorporate shareholders, unless such bonds were issued in 2009 or 2010.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS) or a state tax authority as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

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Capital gain distributions. Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and local taxes. Except as otherwise provided in the section below entitled “State tax considerations,” Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.

Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

State tax considerations

The following sections address certain state income tax aspects of distributions from the Funds. However, it is for general information only and should not be construed as tax advice. You should consult your tax advisor before making an investment in a Fund. Unless otherwise noted, the discussion is limited to state income taxes applicable to individual shareholders. In addition, many states require that the portion of a Fund’s income that is exempt from taxation be specifically designated.

California state taxation. Exempt-interest dividends paid by Delaware Tax-Free California II Fund are excluded from California taxable income for purposes of the California personal income tax if:

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the dividends are derived from interest on obligations of the State of California and its political subdivisions, or qualifying obligations of US territories and possessions that are exempt from state taxation under federal law;

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the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

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the Fund properly identifies and designates the dividends as California exempt-interest dividends in a written notice mailed to shareholders. Delaware Tax-Free California II Fund may designate dividends as exempt-interest dividends (and therefore exempt from California income tax), only if:

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it qualifies as a regulated investment company under the Internal Revenue Code; and

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at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Tax-exempt interest is not an item of preference (and not taken into account) for purposes off the California alternative minimum tax on individuals.

Distributions from Delaware Tax-Free California II Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to the California Corporation Tax Law.

New Jersey state taxation. Distributions paid by qualified investment funds, like Delaware Tax-Free New Jersey Fund, are not included in gross income for purposes of the New Jersey individual gross income tax to the extent such distributions are attributable to interest or gain from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the US (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). In order to qualify as a qualified investment fund, Delaware Tax-Free New Jersey Fund must, among other things, have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables. In addition, at the close of each quarter of the taxable year, it must have not less than 80% of the aggregate principal amount of all of its investments (excluding cash, cash items, receivables and certain other financial instruments) invested in the tax-exempt obligations described above. Dividends derived from interest earned on indirect US government obligations (Ginnie Maes, Fannie Maes, etc.) or from obligations of other states and their political subdivisions are fully taxable for New Jersey individual gross income tax purposes. Distributions derived from such investments will be included in an individual shareholder’s New Jersey gross income. In the event that a taxpayer’s tax-exempt interest income and tax-exempt distributions from a qualified investment fund exceeds $10,000, the taxpayer is required to include an itemized schedule detailing the amount received from each source. Any distributions of capital gains earned by Delaware Tax-Free New Jersey Fund (other than from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the US) are included in an individual shareholder’s New Jersey gross income.

New York state and city taxation. Exempt-interest dividends paid by Delaware Tax-Free New York II Fund are exempt taxable income for purposes of the New York state personal income tax and the New York City personal income tax if the dividends are excluded from gross income for federal income tax purposes and if the dividends are derived from interest on:

•
obligations of the State of New York or its political subdivisions;

•
qualifying obligations of US territories and possessions.

Shareholders that are subject to the New York state and New York City franchise taxes on business corporations and insurance companies should consult their tax advisors regarding the taxation of distributions attributable to or the value of shares of Delaware Tax-Free New York II Fund.

Oregon state taxation. So long as Delaware Tax-Free Oregon Fund qualifies to be taxed as a separate “regulated investment company” under the Code, under existing Oregon law, holders of Delaware Tax-Free Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on dividends to the extent that such dividends (i) qualify as “exempt-interest dividends” of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations of the United States, its territories and possessions (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) or of any US authority, commission or instrumentality to the extent such interest is exempt from state taxation under the laws of the United States (“Oregon tax-exempt obligations”).

To the extent that distributions of Delaware Tax-Free Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund will be taken into account for Oregon personal income tax purposes.

Expenses to carry tax-exempt obligations. Note that in addition to the discussion of the various state income taxes above, interest on indebtedness incurred or continued to purchase or carry obligations, the income from which is exempt from state taxation, may not be deductible for state income tax purposes (or may be required to be added to the base upon which such taxes are imposed).

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

About your account

Certain management considerations

Investments by fund of funds and similar investment vehicles

The Funds may accept investments from funds of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

Delaware Tax-Exempt Income Fund

The Funds commenced operations after the close of business on Oct. 4, 2019. The financial highlights information presented for each Fund is the financial history of the corresponding Predecessor Fund, which was reorganized into the corresponding Fund after the close of business on Oct. 4, 2019. The financial highlights tables are intended to help you understand each Predecessor Fund’s financial performance for the past five years or, if shorter, the period of operations of the Predecessor Fund or any of its share Classes and the six month period ended June 30, 2019. Certain information reflects financial results for a single Predecessor Fund share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker LLP, the Predecessor Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Predecessor Funds’ annual report. Any Note referenced in the footnotes to the financial highlights tables can be found in the Predecessor Funds’ most recent annual or semi-annual report.

	Year ended
Class A shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$9.10		$9.42		$9.50		$9.87		$10.01		$9.56
Income (loss) from investment operations:
Net investment income	0.140	(a)	0.324	(a)	0.359	(a)	0.379	(a)	0.392	(a)	0.395	(a)
Net realized and unrealized gain (loss)	0.241		(0.317)		(0.074)		(0.360)		(0.143)		0.444
Total from investment operations	0.381		0.007		0.285		0.019		0.249		0.839
Less dividends and distributions from:
Net investment income	0.141		0.327		0.365		0.389		0.389		0.389
Net realized gain	—		—		—		—		—		—
Total distributions	0.141		0.327		0.365		0.389		0.389		0.389
Net asset value, end of period	$9.34		$9.10		$9.42		$9.50		$9.87		$10.01
Total return*	4.21%	††	0.11%		3.05%		0.14%		2.53%		8.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$570,254		$577,753		$617,860		$607,985		$627,297		$645,294
Ratio of expenses to average net assets after fee credits	0.94%	†	0.97%		0.96%		0.96%		0.95%		0.95%
Ratio of expenses to average net assets prior to fee credits***	0.94%	†	0.97%		0.96%		0.96%		0.95%		0.95%
Ratio of net investment income to average net assets	3.07%	†	3.53%		3.78%		3.86%		3.95%		3.99%
Ratio of expenses to average net assets prior to fees waived***	0.99%	†	1.02%		1.01%		1.00%		1.00%		1.00%
Ratio of net investment income to average net assets prior to fees waived	3.02%	†	3.48%		3.73%		3.82%		3.90%		3.94%
Portfolio turnover	21%	††	88%		34%		18%		11%		11%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Exempt Income Fund

	Year ended
Institutional Class shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$9.11		$9.42		$9.50		$9.86		$10.00		$9.54
Income (loss) from investment operations:
Net investment income	0.151	(a)	0.348	(a)	0.386	(a)	0.408	(a)	0.421	(a)	0.422	(a)
Net realized and unrealized gain (loss)	0.231		(0.306)		(0.080)		(0.354)		(0.147)		0.442
Total from investment operations	0.382		0.042		0.306		0.054		0.274		0.864
Less dividends and distributions from:
Net investment income	0.152		0.352		0.386		0.414		0.414		0.404
Net realized gain	—		—		—		—		—		—
Total distributions	0.152		0.352		0.386		0.414		0.414		0.404
Net asset value, end of period	$9.34		$9.11		$9.42		$9.50		$9.86		$10.00
Total return*	4.22%	††	0.49%		3.27%		0.50%		2.80%		9.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,761		$62,831		$54,245		$35,947		$29,094		$18,887
Ratio of expenses to average net assets after fee credits	0.70%	†	0.70%		0.66%		0.65%		0.64%		0.64%
Ratio of expenses to average net assets prior to fee credits***	0.70%	†	0.70%		0.66%		0.65%		0.64%		0.64%
Ratio of net investment income to average net assets	3.31%	†	3.80%		4.07%		4.16%		4.26%		4.24%
Ratio of expenses to average net assets prior to fees waived***	0.75%	†	0.75%		0.71%		0.69%		0.69%		0.68%
Ratio of net investment income to average net assets prior to fees waived	3.26%	†	3.75%		4.02%		4.12%		4.21%		4.20%
Portfolio turnover	21%	††	88%		34%		18%		11%		11%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Exempt Income Fund

	Year ended
Class R6 shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$9.08		$9.39		$9.46		$9.88		$10.03		$9.57
Income (loss) from investment operations:
Net investment income	0.145	(a)	0.355	(a)	0.415	(a)	0.410	(a)	0.421	(a)	0.437	(a)
Net realized and unrealized gain (loss)	0.258		(0.310)		(0.099)		(0.416)		(0.157)		0.427
Total from investment operations	0.403		0.045		0.316		(0.006)		0.264		0.864
Less dividends and distributions from:
Net investment income	0.153		0.355		0.386		0.414		0.414		0.404
Net realized gain	—		—		—		—		—		—
Total distributions	0.153		0.355		0.386		0.414		0.414		0.404
Net asset value, end of period	$9.33		$9.08		$9.39		$9.46		$9.88		$10.03
Total return*	4.47%	††	0.52%		3.40%		(0.13%	)	2.69%		9.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7		$3,777		$4,120		$3,762		$7,124		$5,667
Ratio of expenses to average net assets after fee credits	0.62%	†	0.64%		0.64%		0.64%		0.63%		0.63%
Ratio of expenses to average net assets prior to fee credits***	0.62%	†	0.64%		0.64%		0.64%		0.63%		0.63%
Ratio of net investment income to average net assets	3.21%	†	3.87%		4.38%		4.15%		4.25%		4.36%
Ratio of expenses to average net assets prior to fees waived***	0.67%	†	0.69%		0.69%		0.68%		0.67%		0.67%
Ratio of net investment income to average net assets prior to fees waived	3.16%	†	3.82%		4.33%		4.11%		4.21%		4.32%
Portfolio turnover	21%	††	88%		34%		18%		11%		11%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Exempt Opportunities Fund

	Year ended
Class A shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$15.99		$16.55		$16.52		$17.04		$17.07		$15.81
Income (loss) from investment operations:
Net investment income	0.231	(a)	0.485	(a)	0.551	(a)	0.555	(a)	0.548	(a)	0.552	(a)
Net realized and unrealized gain (loss)	0.594		(0.562)		0.086		(0.523)		(0.032)		1.241
Total from investment operations	0.825		(0.077)		0.637		0.032		0.516		1.793
Less dividends and distributions from:
Net investment income	0.235		0.483		0.607		0.552		0.546		0.533
Net realized gain	—		—		—		—		—		—
Total distributions	0.235		0.483		0.607		0.552		0.546		0.533
Net asset value, end of period	$16.58		$15.99		$16.55		$16.52		$17.04		$17.07
Total return*	5.19%	††	(0.44%	)	3.91%		0.13%		3.08%		11.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$415,528		$423,773		$280,412		$268,466		$265,258		$265,621
Ratio of expenses to average net assets after fee credits	0.95%	†	1.01%		1.00%		1.00%		0.99%		0.99%
Ratio of expenses to average net assets prior to fee credits***	0.95%	†	1.01%		1.00%		1.00%		0.99%		0.99%
Ratio of net investment income to average net assets	2.86%	†	3.02%		3.32%		3.24%		3.23%		3.31%
Ratio of expenses to average net assets prior to fees waived***	—		1.01%		1.05%		1.05%		1.04%		1.04%
Ratio of net investment income to average net assets prior to fees waived	—		3.02%		3.27%		3.19%		3.18%		3.26%
Portfolio turnover	39%	††	135%		69%		50%		59%		70%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Exempt Opportunities Fund

	Year ended
Institutional Class shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$16.02		$16.58		$16.52		$17.04		$17.05		$15.79
Income (loss) from investment operations:
Net investment income	0.254	(a)	0.519	(a)	0.569	(a)	0.582	(a)	0.579	(a)	0.583	(a)
Net realized and unrealized gain (loss)	0.588		(0.555)		0.097		(0.532)		(0.025)		1.221
Total from investment operations	0.842		(0.036)		0.666		0.050		0.554		1.804
Less dividends and distributions from:
Net investment income	0.252		0.524		0.606		0.570		0.564		0.544
Net realized gain	—		—		—		—		—		—
Total distributions	0.252		0.524		0.606		0.570		0.564		0.544
Net asset value, end of period	$16.61		$16.02		$16.58		$16.52		$17.04		$17.05
Total return*	5.29%	††	(0.18%	)	4.09%		0.23%		3.31%		11.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,657		$21,317		$15,017		$5,909		$4,165		$3,684
Ratio of expenses to average net assets after fee credits	0.66%	†	0.80%		0.84%		0.84%		0.81%		0.78%
Ratio of expenses to average net assets prior to fee credits***	0.66%	†	0.80%		0.84%		0.84%		0.81%		0.78%
Ratio of net investment income to average net assets	3.14%	†	3.22%		3.43%		3.40%		3.41%		3.46%
Ratio of expenses to average net assets prior to fees waived***	—		0.80%		0.89%		0.89%		0.86%		0.83%
Ratio of net investment income to average net assets prior to fees waived	—		3.22%		3.38%		3.35%		3.36%		3.41%
Portfolio turnover	39%	††	135%		69%		50%		59%		70%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Exempt Opportunities Fund

	Year ended
Class R6 shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$15.98		$16.65		$16.60		$17.09		$17.11		$15.84
Income (loss) from investment operations:
Net investment income	0.265	(a)	0.537	(a)	0.483	(a)	0.609	(a)	0.590	(a)	0.568	(a)
Net realized and unrealized gain (loss)	0.568		(0.662)		0.201		(0.529)		(0.046)		1.246
Total from investment operations	0.833		(0.125)		0.684		0.080		0.544		1.814
Less dividends and distributions from:
Net investment income	0.253		0.545		0.634		0.570		0.564		0.544
Net realized gain	—		—		—		—		—		—
Total distributions	0.253		0.545		0.634		0.570		0.564		0.544
Net asset value, end of period	$16.56		$15.98		$16.65		$16.60		$17.09		$17.11
Total return*	5.25%	††	(0.71%	)	4.18%		0.41%		3.24%		11.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61		$7,555		$8,472		$6		$6		$1
Ratio of expenses to average net assets after fee credits	0.64%	†	0.66%		0.70%		0.69%		0.66%		0.66%
Ratio of expenses to average net assets prior to fee credits***	0.64%	†	0.66%		0.70%		0.69%		0.66%		0.66%
Ratio of net investment income to average net assets	3.34%	†	3.35%		2.91%		3.55%		3.56%		3.64%
Ratio of expenses to average net assets prior to fees waived***	—		0.66%		0.75%		0.74%		0.71%		0.71%
Ratio of net investment income to average net assets prior to fees waived	—		3.35%		2.86%		3.50%		3.51%		3.59%
Portfolio turnover	39%	††	135%		69%		50%		59%		70%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Free California II Fund

	Year ended
Class A shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.27		$12.63		$12.58		$13.02		$13.02		$12.18
Income (loss) from investment operations:
Net investment income	0.172	(a)	0.386	(a)	0.412	(a)	0.430	(a)	0.435	(a)	0.448	(a)
Net realized and unrealized gain (loss)	0.480		(0.359)		0.058		(0.428)		0.007		0.831
Total from investment operations	0.652		0.027		0.470		0.002		0.442		1.279
Less dividends and distributions from:
Net investment income	0.172		0.387		0.420		0.442		0.442		0.439
Net realized gain	—		—		—		—		—		—
Total distributions	0.172		0.387		0.420		0.442		0.442		0.439
Net asset value, end of period	$12.75		$12.27		$12.63		$12.58		$13.02		$13.02
Total return*	5.35%	††	0.24%		3.78%		(0.06%	)	3.46%		10.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,076		$48,853		$53,998		$48,658		$48,610		$47,909
Ratio of expenses to average net assets after fee credits	0.95%	†	0.97%		0.96%		0.95%		0.97%		0.99%
Ratio of expenses to average net assets prior to fee credits***	0.95%	†	0.97%		0.96%		0.95%		0.97%		0.99%
Ratio of net investment income to average net assets	2.78%	†	3.13%		3.25%		3.29%		3.36%		3.51%
Ratio of expenses to average net assets prior to fees waived***	—		1.00%		1.06%		1.05%		1.05%		1.06%
Ratio of net investment income to average net assets prior to fees waived	—		3.10%		3.15%		3.19%		3.28%		3.44%
Portfolio turnover	31%	††	48%		19%		42%		76%		47%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Free California II Fund

	Year ended
Institutional Class shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.25		$12.60		$12.55		$12.99		$13.00		$12.16
Income (loss) from investment operations:
Net investment income	0.189	(a)	0.424	(a)	0.453	(a)	0.470	(a)	0.472	(a)	0.481	(a)
Net realized and unrealized gain (loss)	0.470		(0.347)		0.057		(0.424)		0.004		0.824
Total from investment operations	0.659		0.077		0.510		0.046		0.476		1.305
Less dividends and distributions from:
Net investment income	0.189		0.427		0.460		0.486		0.486		0.465
Net realized gain	—		—		—		—		—		—
Total distributions	0.189		0.427		0.460		0.486		0.486		0.465
Net asset value, end of period	$12.72		$12.25		$12.60		$12.55		$12.99		$13.00
Total return*	5.42%	††	0.65%		4.11%		0.28%		3.74%		10.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,956		$7,447		$7,057		$5,851		$2,400		$804
Ratio of expenses to average net assets after fee credits	0.67%	†	0.64%		0.62%		0.62%		0.66%		0.69%
Ratio of expenses to average net assets prior to fee credits***	0.67%	†	0.64%		0.62%		0.62%		0.66%		0.69%
Ratio of net investment income to average net assets	3.07%	†	3.45%		3.58%		3.61%		3.66%		3.73%
Ratio of expenses to average net assets prior to fees waived***	—		0.67%		0.72%		0.72%		0.75%		0.76%
Ratio of net investment income to average net assets prior to fees waived	—		3.42%		3.48%		3.51%		3.57%		3.66%
Portfolio turnover	31%	††	48%		19%		42%		76%		47%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Free California II Fund

	Year ended
Class R6 shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.25		$12.61		$12.55		$13.00		$13.04		$12.20
Income (loss) from investment operations:
Net investment income	0.189	(a)	0.424	(a)	0.451	(a)	0.466	(a)	0.459	(a)	0.456	(a)
Net realized and unrealized gain (loss)	0.470		(0.359)		0.069		(0.430)		(0.013)		0.849
Total from investment operations	0.659		0.065		0.520		0.036		0.446		1.305
Less dividends and distributions from:
Net investment income	0.189		0.425		0.460		0.486		0.486		0.465
Net realized gain	—		—		—		—		—		—
Total distributions	0.189		0.425		0.460		0.486		0.486		0.465
Net asset value, end of period	$12.72		$12.25		$12.61		$12.55		$13.00		$13.04
Total return*	5.42%	††	0.55%		4.19%		0.20%		3.50%		10.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7		$7		$6		$6		$6		$1
Ratio of expenses to average net assets after fee credits	0.67%	†	0.65%		0.65%		0.62%		0.65%		0.67%
Ratio of expenses to average net assets prior to fee credits***	0.67%	†	0.65%		0.65%		0.62%		0.65%		0.67%
Ratio of net investment income to average net assets	3.06%	†	3.44%		3.56%		3.62%		3.68%		3.83%
Ratio of expenses to average net assets prior to fees waived***	—		0.68%		0.75%		0.72%		0.73%		0.74%
Ratio of net investment income to average net assets prior to fees waived	—		3.41%		3.46%		3.52%		3.60%		3.76%
Portfolio turnover	31%	††	48%		19%		42%		76%		47%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Free New Jersey Fund

	Year ended
Class A shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.40		$12.78		$12.69		$13.04		$13.22		$12.60
Income (loss) from investment operations:
Net investment income	0.179	(a)	0.412	(a)	0.429	(a)	0.435	(a)	0.460	(a)	0.475	(a)
Net realized and unrealized gain (loss)	0.419		(0.379)		0.090		(0.348)		(0.181)		0.618
Total from investment operations	0.598		0.033		0.519		0.087		0.279		1.093
Less dividends and distributions from:
Net investment income	0.178		0.413		0.429		0.437		0.459		0.473
Net realized gain	—		—		—		—		—		—
Total distributions	0.178		0.413		0.429		0.437		0.459		0.473
Net asset value, end of period	$12.82		$12.40		$12.78		$12.69		$13.04		$13.22
Total return*	4.86%	††	0.29%		4.13%		0.61%		2.16%		8.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,099		$43,895		$48,917		$47,698		$46,060		$49,263
Ratio of expenses to average net assets after fee credits	0.94%	†	0.95%		0.94%		0.95%		0.96%		0.97%
Ratio of expenses to average net assets prior to fee credits***	0.94%	†	0.95%		0.94%		0.95%		0.96%		0.97%
Ratio of net investment income to average net assets	2.87%	†	3.31%		3.35%		3.31%		3.52%		3.64%
Ratio of expenses to average net assets prior to fees waived***	—		0.98%		1.04%		1.05%		1.05%		1.04%
Ratio of net investment income to average net assets prior to fees waived	—		3.28%		3.25%		3.21%		3.43%		3.57%
Portfolio turnover	39%	††	20%		44%		25%		48%		30%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Free New Jersey Fund

	Year ended
Institutional Class shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.38		$12.76		$12.68		$13.03		$13.20		$12.57
Income (loss) from investment operations:
Net investment income	0.194	(a)	0.444	(a)	0.464	(a)	0.474	(a)	0.497	(a)	0.506	(a)
Net realized and unrealized gain (loss)	0.420		(0.378)		0.081		(0.345)		(0.172)		0.616
Total from investment operations	0.614		0.066		0.545		0.129		0.325		1.122
Less dividends and distributions from:
Net investment income	0.194		0.446		0.465		0.479		0.495		0.492
Net realized gain	—		—		—		—		—		—
Total distributions	0.194		0.446		0.465		0.479		0.495		0.492
Net asset value, end of period	$12.80		$12.38		$12.76		$12.68		$13.03		$13.20
Total return*	5.00%	††	0.56%		4.36%		0.93%		2.52%		9.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,516		$3,251		$2,114		$1,289		$866		$478
Ratio of expenses to average net assets after fee credits	0.67%	†	0.68%		0.66%		0.64%		0.65%		0.67%
Ratio of expenses to average net assets prior to fee credits***	0.67%	†	0.68%		0.66%		0.64%		0.65%		0.67%
Ratio of net investment income to average net assets	3.11%	†	3.57%		3.63%		3.62%		3.81%		3.86%
Ratio of expenses to average net assets prior to fees waived***	—		0.71%		0.76%		0.74%		0.74%		0.74%
Ratio of net investment income to average net assets prior to fees waived	—		3.54%		3.53%		3.52%		3.72%		3.79%
Portfolio turnover	39%	††	20%		44%		25%		48%		30%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Free New Jersey Fund

	Year ended
Class R6 shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.36		$12.74		$12.66		$13.01		$13.23		$12.62
Income (loss) from investment operations:
Net investment income	0.195	(a)	0.445	(a)	0.466	(a)	0.471	(a)	0.475	(a)	0.473	(a)
Net realized and unrealized gain (loss)	0.422		(0.381)		0.079		(0.337)		(0.197)		0.629
Total from investment operations	0.617		0.064		0.545		0.134		0.278		1.102
Less dividends and distributions from:
Net investment income	0.197		0.444		0.465		0.484		0.498		0.492
Net realized gain	—		—		—		—		—		—
Total distributions	0.197		0.444		0.465		0.484		0.498		0.492
Net asset value, end of period	$12.78		$12.36		$12.74		$12.66		$13.01		$13.23
Total return*	5.02%	††	0.55%		4.36%		0.97%		2.16%		8.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7		$7		$6		$6		$6		$1
Ratio of expenses to average net assets after fee credits	0.66%	†	0.67%		0.64%		0.64%		0.65%		0.66%
Ratio of expenses to average net assets prior to fee credits***	0.66%	†	0.67%		0.64%		0.64%		0.65%		0.66%
Ratio of net investment income to average net assets	3.13%	†	3.58%		3.65%		3.62%		3.83%		3.95%
Ratio of expenses to average net assets prior to fees waived***	—		0.70%		0.75%		0.74%		0.74%		0.73%
Ratio of net investment income to average net assets prior to fees waived	—		3.55%		3.54%		3.52%		3.74%		3.88%
Portfolio turnover	39%	††	20%		44%		25%		48%		30%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Free New York II Fund

	Year ended
Class A shares	Six months ended 6/30/19(b)		12/31/18	12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$13.72		$14.18	$14.22		$14.71		$14.84		$14.12
Income (loss) from investment operations:
Net investment income	0.202	(a)	0.454 (a)	0.486	(a)	0.528	(a)	0.529	(a)	0.539	(a)
Net realized and unrealized gain (loss)	0.520		(0.459)	(0.026)		(0.486)		(0.127)		0.712
Total from investment operations	0.722		(0.005)	0.460		0.042		0.402		1.251
Less dividends and distributions from:
Net investment income	0.202		0.455	0.500		0.532		0.532		0.531
Net realized gain	—		—	—		—		—		—
Total distributions	0.202		0.455	0.500		0.532		0.532		0.531
Net asset value, end of period	$14.24		$13.72	$14.18		$14.22		$14.71		$14.84
Total return*	5.29%	††	0.00%	3.27%		0.22%		2.76%		8.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,468		$148,451	$160,514		$152,145		$144,162		$149,367
Ratio of expenses to average net assets after fee credits	0.91%	†	0.91%	0.91%		0.92%		0.93%		0.94%
Ratio of expenses to average net assets prior to fee credits***	0.91%	†	0.91%	0.91%		0.92%		0.93%		0.94%
Ratio of net investment income to average net assets	2.92%	†	3.29%	3.40%		3.59%		3.60%		3.69%
Ratio of expenses to average net assets prior to fees waived***	—		0.94%	1.01%		1.02%		1.01%		1.01%
Ratio of net investment income to average net assets prior to fees waived	—		3.26%	3.30%		3.49%		3.52%		3.62%
Portfolio turnover	20%	††	47%	33%		19%		36%		28%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Free New York II Fund

	Year ended
Institutional Class shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$13.73		$14.19		$14.22		$14.70		$14.81		$14.09
Income (loss) from investment operations:
Net investment income	0.221	(a)	0.497	(a)	0.529	(a)	0.572	(a)	0.572	(a)	0.573	(a)
Net realized and unrealized gain (loss)	0.520		(0.458)		(0.026)		(0.488)		(0.118)		0.697
Total from investment operations	0.741		0.039		0.503		0.084		0.454		1.270
Less dividends and distributions from:
Net investment income	0.221		0.499		0.533		0.564		0.564		0.550
Net realized gain	—		—		—		—		—		—
Total distributions	0.221		0.499		0.533		0.564		0.564		0.550
Net asset value, end of period	$14.25		$13.73		$14.19		$14.22		$14.70		$14.81
Total return*	5.44%	††	0.31%		3.58%		0.51%		3.13%		9.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,350		$11,140		$9,559		$7,282		$6,304		$3,581
Ratio of expenses to average net assets after fee credits	0.62%	†	0.60%		0.61%		0.61%		0.62%		0.64%
Ratio of expenses to average net assets prior to fee credits***	0.62%	†	0.60%		0.61%		0.61%		0.62%		0.64%
Ratio of net investment income to average net assets	3.19%	†	3.60%		3.70%		3.89%		3.90%		3.89%
Ratio of expenses to average net assets prior to fees waived***	—		0.63%		0.71%		0.71%		0.71%		0.71%
Ratio of net investment income to average net assets prior to fees waived	—		3.57%		3.60%		3.79%		3.81%		3.82%
Portfolio turnover	20%	††	47%		33%		19%		36%		28%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Free New York II Fund

	Year ended
Class R6 shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$13.74		$14.20		$14.23		$14.72		$14.86		$14.14
Income (loss) from investment operations:
Net investment income	0.219	(a)	0.495	(a)	0.526	a)	0.569	(a)	0.557	(a)	0.554	(a)
Net realized and unrealized gain (loss)	0.521		(0.457)		(0.021)		(0.495)		(0.133)		0.716
Total from investment operations	0.740		0.038		0.505		0.074		0.424		1.270
Less dividends and distributions from:
Net investment income	0.220		0.498		0.535		0.564		0.564		0.550
Net realized gain	—		—		—		—		—		—
Total distributions	0.220		0.498		0.535		0.564		0.564		0.550
Net asset value, end of period	$14.26		$13.74		$14.20		$14.23		$14.72		$14.86
Total return*	5.42%	††	0.31%		3.59%		0.44%		2.92%		9.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7		$6		$6		$6		$6		$1
Ratio of expenses to average net assets after fee credits	0.64%	†	0.62%		0.64%		0.60%		0.61%		0.62%
Ratio of expenses to average net assets prior to fee credits***	0.64%	†	0.62%		0.64%		0.60%		0.61%		0.62%
Ratio of net investment income to average net assets	3.16%	†	3.58%		3.68%		3.90%		3.92%		4.01%
Ratio of expenses to average net assets prior to fees waived***	—		0.65%		0.74%		0.70%		0.69%		0.69%
Ratio of net investment income to average net assets prior to fees waived	—		3.55%		3.58%		3.80%		3.84%		3.94%
Portfolio turnover	20%	††	47%		33%		19%		36%		28%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Free Oregon Fund

	Year ended
Class A shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$13.01		$13.39		$13.33		$13.72		$13.83		$13.10
Income (loss) from investment operations:
Net investment income	0.173	(a)	0.370	(a)	0.402	(a)	0.425	(a)	0.429	(a)	0.446	(a)
Net realized and unrealized gain (loss)	0.349		(0.380)		0.085		(0.413)		(0.105)		0.729
Total from investment operations	0.522		(0.010)		0.487		0.012		0.324		1.175
Less dividends and distributions from:
Net investment income	0.172		0.370		0.427		0.402		0.434		0.445
Net realized gain	—		—		—		—		—		—
Total distributions	0.172		0.370		0.427		0.402		0.434		0.445
Net asset value, end of period	$13.36		$13.01		$13.39		$13.33		$13.72		$13.83
Total return*	4.03%	††	(0.04%	)	3.70%		0.03%		2.39%		9.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,650		$48,527		$52,210		$51,480		$49,015		$47,248
Ratio of expenses to average net assets after fee credits	0.94%	†	0.96%		0.95%		0.95%		0.98%		0.99%
Ratio of expenses to average net assets prior to fee credits***	0.94%	†	0.96%		0.95%		0.95%		0.98%		0.99%
Ratio of net investment income to average net assets	2.65%	†	2.84%		3.00%		3.08%		3.13%		3.27%
Ratio of expenses to average net assets prior to fees waived***	—		0.99%		1.05%		1.05%		1.06%		1.06%
Ratio of net investment income to average net assets prior to fees waived	—		2.81%		2.90%		2.98%		3.05%		3.20%
Portfolio turnover	37%	††	49%		30%		34%		27%		25%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Delaware Tax-Free Oregon Fund

	Year ended
Institutional Class shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.99		$13.36		$13.30		$13.69		$13.80		$13.07
Income (loss) from investment operations:
Net investment income	0.190	(a)	0.407	(a)	0.441	(a)	0.467	(a)	0.471	(a)	0.481	(a)
Net realized and unrealized gain (loss)	0.338		(0.368)		0.072		(0.401)		(0.107)		0.715
Total from investment operations	0.528		0.039		0.513		0.066		0.364		1.196
Less dividends and distributions from:
Net investment income	0.188		0.409		0.453		0.456		0.474		0.466
Net realized gain	—		—		—		—		—		—
Total distributions	0.188		0.409		0.453		0.456		0.474		0.466
Net asset value, end of period	$13.33		$12.99		$13.36		$13.30		$13.69		$13.80
Total return*	4.09%	††	0.33%		3.91%		0.42%		2.69%		9.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,209		$4,605		$4,100		$3,048		$2,315		$2,698
Ratio of expenses to average net assets after fee credits	0.69%	†	0.66%		0.64%		0.64%		0.67%		0.66%
Ratio of expenses to average net assets prior to fee credits***	0.69%	†	0.66%		0.64%		0.64%		0.67%		0.66%
Ratio of net investment income to average net assets	2.91%	†	3.13%		3.30%		3.39%		3.44%		3.50%
Ratio of expenses to average net assets prior to fees waived***	—		0.69%		0.74%		0.74%		0.75%		0.73%
Ratio of net investment income to average net assets prior to fees waived	—		3.10%		3.20%		3.29%		3.36%		3.43%
Portfolio turnover	37%	††	49%		30%		34%		27%		25%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

Financial highlights

Delaware Tax-Free Oregon Fund

	Year ended
Class R6 shares	Six months ended 6/30/19(b)		12/31/18		12/31/17		12/31/16		12/31/15		12/31/14
Net asset value, beginning of period	$12.98		$13.36		$13.30		$13.71		$13.85		$13.12
Income (loss) from investment operations:
Net investment income	0.189	(a)	0.403	(a)	0.436	(a)	0.465	(a)	0.455	(a)	0.460	(a)
Net realized and unrealized gain (loss)	0.340		(0.380)		0.082		(0.407)		(0.118)		0.736
Total from investment operations	0.529		0.023		0.518		0.058		0.337		1.196
Less dividends and distributions from:
Net investment income	0.189		0.403		0.458		0.468		0.477		0.466
Net realized gain	—		—		—		—		—		—
Total distributions	0.189		0.403		0.458		0.468		0.477		0.466
Net asset value, end of period	$13.32		$12.98		$13.36		$13.30		$13.71		$13.85
Total return*	4.10%	††	0.21%		3.95%		0.36%		2.48%		9.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7		$6		$6		$6		$6		$1
Ratio of expenses to average net assets after fee credits	0.67%	†	0.69%		0.68%		0.63%		0.66%		0.66%
Ratio of expenses to average net assets prior to fee credits***	0.67%	†	0.69%		0.68%		0.63%		0.66%		0.66%
Ratio of net investment income to average net assets	2.91%	†	3.10%		3.27%		3.39%		3.45%		3.60%
Ratio of expenses to average net assets prior to fees waived***	—		0.72%		0.78%		0.73%		0.74%		0.73%
Ratio of net investment income to average net assets prior to fees waived	—		3.07%		3.17%		3.29%		3.37%		3.53%
Portfolio turnover	37%	††	49%		30%		34%		27%		25%

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 5).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized.
††	Not Annualized.
(a)	Based on average shares outstanding during the period noted.
(b)	For the period Jan. 1, 2019 to June 30, 2019.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for CDSC sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Merrill Lynch:

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-end sales charge waivers for Class A shares available at Merrill Lynch

—
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

—
Shares purchased by or through a 529 Plan

—
Shares purchased through a Merrill Lynch affiliated investment advisory program

—
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

—
Shares of Delaware Funds purchased through the Merrill Edge Self-Directed platform (if applicable)

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within Delaware Funds)

—
Employees and registered representatives of Merrill Lynch or its affiliates and their family members

—
Trustees of the Trust and employees of the Manager or any of its affiliates, as described in this Prospectus

—
Shares purchased from the proceeds of redemptions within Delaware Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC waivers on Class A available at Merrill Lynch

—
Death or disability of the shareholder

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus

—
Return of excess contributions from an IRA Account

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

—
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

—
Shares acquired through a right of reinstatement

—
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-end sales charge discounts available at Merrill Lynch: Breakpoints, rights of accumulation, and letters of intent

—
Breakpoints as described in this Prospectus.

—
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Delaware Fund assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible Delaware Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

—
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within Delaware Funds, through Merrill Lynch, over a 13-month period of time (if applicable).

Morgan Stanley Wealth Management:

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

—
Employer-sponsored retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

—
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

—
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund

—
Shares purchased through a Morgan Stanley self-directed brokerage account

—
Shares purchased from the proceeds of redemptions within Delaware Funds, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Ameriprise Financial:

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts with respect to Class A shares, which may differ from those disclosed elsewhere in this Prospectus or the SAI:

—
Employer-sponsored retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

—
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

—
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within Delaware Funds).

—
Shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

—
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

—
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, stepson, daughter, stepdaughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

—
Shares purchased from the proceeds of redemptions within Delaware Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (that is, Rights of Reinstatement).

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”):

Shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

—
Shares purchased in an investment advisory program.

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the Delaware Funds).

—
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

—
Shares purchased from the proceeds of redemptions within Delaware Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC waivers on Class A available at Raymond James

—
Death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

—
Return of excess contributions from an IRA Account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s Prospectus.

—
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

—
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: Breakpoints, and/or rights of accumulation

—
Breakpoints as described in this Prospectus.

—
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Delaware Funds assets held by accounts within the purchaser’s household at Raymond James. Eligible Delaware Funds assets not held at Raymond James may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

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Additional information

Contact information

•
Website: delawarefunds.com

•
Delaware Funds by Macquarie: 800 423-4026 (representatives available weekdays from 9:00am to 6:00pm Eastern time)

○
For fund information, literature, price, yield, and performance figures.

○
For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

•
Written correspondence: Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620.

Additional information about the Funds’ investments is available in their annual and semiannual shareholder reports. In the Funds’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual reports, or if you have any questions about investing in the Funds, write to us at Raritan Plaza 1, Edison, NJ 08837-3620, or call toll-free 800 423-4026. The SAI and shareholder reports are available, free of charge, through the Funds’ website at delawarefunds.com/literature. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, after paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-04413

PR-FOR-MUNI [9/19] 22387 [10/19]

Statement of Additional Information

Delaware Group® Limited-Term Government Funds

	Nasdaq ticker symbols		Nasdaq ticker symbols
Delaware Tax-Exempt Income Fund		Delaware Tax-Free New Jersey Fund
Class A	FITAX	Class A	FINJX
Institutional Class	FITDX	Institutional Class	FINLX
Class R6	FITEX	Class R6	FINNX
Delaware Tax-Exempt Opportunities Fund		Delaware Tax-Free New York II Fund
Class A	EIITX	Class A	FNYFX
Institutional Class	EIIAX	Institutional Class	FNYHX
Class R6	EIINX	Class R6	FNYJX
Delaware Tax-Free California II Fund		Delaware Tax-Free Oregon Fund
Class A	FICAX	Class A	FTORX
Institutional Class	FICJX	Institutional Class	FTOTX
Class R6	FICLX	Class R6	FTOUX

October 4, 2019

Raritan Plaza 1, Edison, NJ 08837-3620

For a Prospectus, Performance, and Information on Existing Accounts: 800 423-4026
For Dealer Services (Broker/Dealers only): 800 524-2803

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses (each a “Prospectus” and collectively, the “Prospectuses”), each dated Oct. 4, 2019, and as they may be amended from time to time, for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund (each, a “Fund” and collectively, the “Funds”).

This SAI should be read in conjunction with the Prospectuses. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses.

The Prospectuses may be obtained through our website at delawarefunds.com/literature; by writing or calling your financial advisor; or by contacting the Funds’ distributor, Delaware Distributors, L.P. (the “Distributor”), at the above addresses, or by calling the above phone numbers. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA. When available, the Funds’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm will be incorporated by reference from each Fund's annual report (“Annual Report”) into this SAI. When available, an Annual Report will accompany any request for this SAI. When available, an Annual Report can be obtained, without charge, by calling 800 423-4026.

AI-FOR-MUNI [9/19] 22383 [10/19]

AI-FOR-MUNI [9/19] 22383 [10/19]

2

Organization and Classification

This SAI describes the Funds, which are series of Delaware Group® Limited-Term Government Funds (the “Trust”). The Funds offer Class A shares (collectively, the “Retail Classes”). Additionally, all of the Funds offer Institutional Class shares. Each Fund also offers an Class R6 shares (together with the Retail Classes and Institutional Class shares, the “Classes”). All references to “shares” in this SAI refer to all classes of shares (each share class, the “Class”) of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company (the “Manager” or “DMC”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust).

After the close of business on Oct. 4, 2019, each predecessor fund (each a “Predecessor Fund” and, collectively, the “Predecessor Funds”) reorganized into the corresponding Fund shown below (“Reorganization”).

Predecessor Fund	Fund
First Investors Tax Exempt Income Fund	Delaware Tax-Exempt Income Fund
First Investors Tax Exempt Opportunities Fund	Delaware Tax-Exempt Opportunities Fund
First Investors California Tax Exempt Fund	Delaware Tax-Free California II Fund
First Investors New Jersey Tax Exempt Fund	Delaware Tax-Free New Jersey Fund
First Investors New York Tax Exempt Fund	Delaware Tax-Free New York II Fund
First Investors Oregon Tax Exempt Fund	Delaware Tax-Free Oregon Fund

The Funds had not yet commenced operations prior to the Reorganization. Class A, Advisor Class, and Institutional Class shares of the Predecessor Funds were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Funds after the close of business on Oct. 4, 2019.

Organization

The Trust was organized as a Pennsylvania business trust in 1981, reorganized as a Maryland corporation in 1990, and reorganized again as a Delaware statutory trust on Dec. 15, 1999. Effective as of the close of business on Aug. 28, 1995, the Trust’s name was changed from Delaware Group Treasury Reserves, Inc. to Delaware Group Limited-Term Government Funds, Inc. Effective as of Dec. 15, 1999, the Trust’s name was changed from Delaware Group Limited-Term Government Funds, Inc. to Delaware Group Limited-Term Government Funds.

Classification

The Trust is an open-end management investment company.

Each Fund’s portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Investment Objectives, Restrictions, and Policies

Investment Objectives

Each Fund’s investment objective is described in its Prospectus.

Fundamental Investment Restrictions

Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

AI-FOR-MUNI [9/19] 22383 [10/19]

3

Investment Objectives, Restrictions, and Policies

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Board without shareholder approval. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Fund has valued the investment.

For purposes of a Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying a Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities (“ABS”) will be classified according to the underlying assets securing such securities; and (iv) the information technology sector will be divided into various sub-categories (e.g., commercial services, computers, diversified financial services, Internet, semiconductors, software, and telecommunications).

Except for the Funds’ policy with respect to borrowing, any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

It is possible that a Fund’s annual portfolio turnover rate may be greater than 100%; however, no Fund is expected to have a portfolio turnover rate in excess of 100%.

The portfolio turnover rates for the past two fiscal years for the Predecessor Fund to each Fund, were as follows:

Fund*	2018	2017
Delaware Tax-Exempt Income Fund	88%	34%
Delaware Tax-Exempt Opportunities Fund	135%	69%
Delaware Tax-Free California II Fund	48%	19%
Delaware Tax-Free New Jersey Fund	20%	44%
Delaware Tax-Free New York II Fund	47%	33%
Delaware Tax-Free Oregon Fund	49%	30%

*	This historical information is that of the Predecessor Fund to each Fund.

AI-FOR-MUNI [9/19] 22383 [10/19]

4

Investment Strategies and Risks

The Funds’ strategies and risks are described in the Prospectuses. Certain additional information is provided below. The investment strategies that may be used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed herein. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (✓) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (–) mark. These notations only represent the current intentions of the Funds with respect to using the checked investment strategies. Each Fund may engage in any of the investment strategies listed, even if it has no current intention to do so as noted, as long as there is no specific investment policy prohibiting the Fund from engaging in the strategy. Each Fund also reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectuses. The Funds' investment strategies are nonfundamental and may be changed without shareholder approval.

Tax-Exempt Income Fund and Tax-Exempt Opportunities Fund	✓ Funds use or currently anticipate using	– Funds do not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	✓
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	✓
Syndicated Bank Loans	–
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	–
Common Stocks, Preferred Stocks, Rights and Warrants	–
Shares of Other Investment Companies	–
Shares of Exchange Traded Funds	–
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	–
Depositary Receipts	–
Foreign Securities Traded in the US	–
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	✓
Interest Rate Swaps	✓
Options	✓
Futures	✓
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

AI-FOR-MUNI [9/19] 22383 [10/19]

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Investment Strategies and Risks

California, New Jersey, New York and Oregon Tax-Free Funds	✓ Funds use or currently anticipate using	– Funds do not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	✓
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	✓
Syndicated Bank Loans	–
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	–
Common Stocks, Preferred Stocks, Rights and Warrants	–
Shares of Other Investment Companies	–
Shares of Exchange Traded Funds	–
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	–
Depositary Receipts	–
Foreign Securities Traded in the US	–
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	✓
Interest Rate Swaps	✓
Options	✓
Futures	✓
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

Debt Securities

The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security generally increases. This is referred to as interest rate risk. A wide variety of factors can cause interest rates to rise. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of US economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil. Interest rates have recently increased and may continue to rise, perhaps substantially and/or rapidly, potentially resulting in significant losses to the Funds. Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the US economy and support the US economic recovery by keeping the federal funds rate low and engaging in quantitative easing. As the Federal Reserve raises the federal funds rate and unwinds its quantitative easing program, there is a risk that interest rates across the US financial system will continue to rise. These policy changes may expose debt and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Funds’ investments and

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share prices to decline. To the extent the Funds experience high redemptions because of these policy changes, the Funds may experience increased portfolio turnover, which will increase the costs that the Funds incur and may lower the Funds’ performance. The liquidity levels of the Funds’ portfolios may also be negatively affected.

The market value of most debt securities is influenced by the credit risks associated with such securities. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade, or may be unrated. Investment grade securities are securities rated, at the time of purchase, by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or if unrated, judged by the Manager to be of comparable credit quality. Debt obligations rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by Standard & Poor’s Financial Services LLC (“S&P”) or BBB- or higher by Fitch Ratings, Inc. (“Fitch”) are considered investment grade by the respective NRSRO. Bonds that are rated lower than Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch are considered below investment grade by the respective NRSRO (commonly known as “junk bonds” or “high yield”) and are referred to herein as “High Yield Securities.” In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are inherently speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa3 by Moody’s or higher or BBB- by S&P or higher have speculative characteristics. For a discussion of the NRSRO ratings used by certain Funds in making investment decisions, see “High Yield Securities.” For a discussion of investments in foreign government debt obligations and foreign debt securities, see “Foreign Securities Exposure” and also “Foreign Securities Exposure — Foreign Securities Traded in the United States.”

Commercial Paper and Other Short-Term Investments. The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), short-term corporate bonds, and short-term obligations issued by the US Government, its agencies, or instrumentalities. The Funds also may invest in short-term foreign corporate debt securities denominated in US dollars or foreign currencies. Short-term foreign debt securities include Yankee dollar obligations (US dollar denominated securities issued by foreign corporations and traded on US markets) and Eurodollar obligations (US dollar denominated securities issued by foreign corporations and traded on foreign markets). The Funds may invest indirectly in commercial paper and other short-term investments or in other money market investments. Commercial paper is generally sold without registration pursuant to exemptions under the “1933 Act”, such as Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See “Restricted and Illiquid Securities” for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated and may be issued by banks or bank holding companies. The commercial paper purchased by the Funds may also take the form of short-term promissory notes with a maturity of up to 270 days that are backed by assets, such as credit card and other receivables. See “Other Asset-Backed Securities.” The Funds may invest indirectly in commercial paper and other short-term investments or in other money market investments.

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and time deposits in US banks (including foreign branches). A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the US Government, a Fund may assume positions considerably in excess of the insurance limits.

The Funds may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by a Fund. Foreign banks are not generally subject to examination by any US Government agency or instrumentality.

Corporate Bonds and Notes. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities, which may also include hybrid securities. See “Convertible Debt Securities.” The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer’s equity securities. The Funds may sell or retain such warrants or rights.

Convertible Debt Securities. The Funds may invest in convertible debt securities and/or hybrid securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer’s equity securities.

Hybrid Securities. Hybrid securities generally combine both debt and equity characteristics. The most common example is a convertible bond that has features of any ordinary bond, but is influenced by the price movements of the stock into which it is convertible. Hybrid securities can include a variety of features that allow them to exhibit changing proportions of debt and equity characteristics. As a result, it may be difficult to classify them as either debt or equity.

High Yield Securities. The Funds may invest in high yield, high risk securities also known as junk bonds (“High Yield Securities”), which may include syndicated bank loans, floating rate loans, senior loans, or bonds. For a discussion of syndicated bank loans, floating rate loans and senior loans, see “Syndicated Bank Loans,” “Variable Rate and Floating Rate Securities” and “Senior Loans,” herein. The Funds may also invest in securities of

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Investment Strategies and Risks

companies that are in default or undergoing bankruptcy or reorganization (“Distressed Securities”). High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies that have been downgraded because of financial problems, special purpose entities that are used to finance sales or leases of equipment or receivables, and firms with heavy debt loads. High Yield Securities may be backed by receivables or other assets and may have zero-coupon or pay-in-kind structures. See “Zero Coupon and Pay-In-Kind Securities.”

Debt obligations, including convertible debt securities, rated lower than Baa3 by Moody’s and BBB- by S&P, are inherently speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn could severely affect the market for all High Yield Securities, while a substantial period of rising interest rates could severely affect the market for high yield fixed rate bonds. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value.

The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund’s ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities, including floating rate loans and senior loans, are typically traded through a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may affect the public’s perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund’s investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for federal income tax purposes, or to seek capital appreciation.

Income Deposit Securities (“IDSs”). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer’s indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

Indexed Securities. A Fund may purchase various fixed-income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the Fund. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Inflation-Indexed Securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The values of inflation-indexed fixed-income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of

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inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if a Fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond. A Fund may invest in inflation-related bonds which do not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Syndicated Bank Loans. A Fund may invest in syndicated bank loans. Syndicated bank loans may be considered high-yield securities, which are discussed in “High Yield Securities,” and/or senior loans, which are discussed in “Senior Loans.” See “Variable Rate and Floating Rate Securities” for a description of floating rate securities. An investment in a syndicated bank loan does not violate a Fund’s fundamental investment policy against making loans. A Fund may invest in syndicated bank loans by purchasing an assignment directly from a lender and, thereby, the Fund would assume the same rights, obligations and risks as the assigning lender. The Fund would have the right to receive payment of principal and interest from the borrower under the terms of the loan. Additional rights may include the right to vote along with other lenders to enforce certain terms of the loan agreement, such as declaring the loan in default and initiating collections. A Fund would be subject to the same risks of default by the borrower as discussed below for syndicated bank loan participations. The assignments a Fund would purchase are generally based on senior obligations and are secured by collateral. However, it is possible that if the borrower files for bankruptcy, the Fund may not be deemed a secured creditor. If the loan is foreclosed, a Fund could potentially become an owner of the collateral and would bear the costs and liabilities associated with owning or disposing of the collateral. Banks, financial institutions or lending syndicates generally offer these types of direct assignments, which are typically administered by a third-party, such as a bank or financial institution, that serves as an agent for the holder of the loan. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. A Fund may have to rely on the agent or other financial intermediaries to apply appropriate credit remedies against a borrower.

Although syndicated bank loans in which a Fund will invest through assignments will generally be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a syndicated bank loan. Certain loans may be subject to the risk that a court, pursuant to fraudulent conveyance or other laws, could subordinate the loan to presently existing or future indebtedness of the borrower or take other action detrimental to the holder of the loan; including, in certain circumstances, invalidating the loan or causing interest previously paid to be refunded. Such events could negatively affect a Fund’s performance.

Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws. Investments in syndicated bank loans also involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

A Fund may also invest in syndicated bank loans by purchasing participations. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchase of participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Syndicated bank loans and other types of direct indebtedness may not be readily marketable and may be subject to certain restrictions on resale. The settlement process may take longer than seven days. Although syndicated bank loans can be sold during the settlement period, some indebtedness may be difficult or impossible to dispose of within seven days at what DMC believes to be a fair price and in those instances. Where applicable, the loans will be treated as illiquid in accordance with SEC rules and interpretations for purposes of a Fund’s limitation on illiquid investments. In addition, syndicated bank loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell syndicated bank loans and can adversely affect a loan’s liquidity and the price that can be obtained. Long settlement periods for transactions in bank loans may impede the ability to timely honor redemptions. Some syndicated bank loans are traded among certain financial institutions and accordingly may be deemed liquid. Bank loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. The amount of public information with respect to loans is generally less extensive than that available for other securities.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying

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Investment Strategies and Risks

loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and often do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the regular interest and principal.

There are three types of interest rate-related risks associated with mortgage-backed securities. The first is interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third is extension risk. When interest rates rise, prepayments often drop, which generally extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on many mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by US Government agencies whose obligations are backed by the full faith and credit of the US Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the US Government whose obligations are not backed by the full faith and credit of the US Government (such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). See “US Government Securities.” Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees but may otherwise be subject to a greater risk of loss.

Other Asset-Backed Securities. The Funds may invest in other forms of asset-backed securities in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, or other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

Municipal Securities. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are “general obligation” and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. This may especially be true given the underfunded pension obligations of many municipal issuers. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that the interest income that a Fund receives from one or more municipal securities might be determined to be taxable by the Internal Revenue Service (“IRS”) (for federal income tax purposes), applicable state tax authorities (for state income tax purposes), or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

The market for municipal securities may become illiquid. There may also be less information available on the financial condition of municipal security issuers than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and that it may be more difficult to value such securities.

The Funds may invest in taxable municipal securities that are issued by a local government, such as a city or related agencies for general governmental projects or to finance special projects. The income derived from these securities is not exempt from taxation.

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A Fund may invest in Puerto Rico municipal securities. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of a Fund’s holdings in Puerto Rico municipal obligations. Puerto Rico experienced and may continue to experience a significant economic downturn. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch” and Puerto Rico may default on its obligations. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of a Fund could be adversely affected.

Refunded Securities. The Funds may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid (also called pre-refunded bonds). The proceeds from the new issue of bonds are typically collateralized by direct obligations of the US Government, or in some cases obligations guaranteed by the US Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These collateralized obligations are normally regarded as having the credit characteristics of the underlying US Government or US Government agency security. The Funds also may purchase municipal securities that have been refunded prior to purchase. Refunded municipal securities are subject to interest rate risk. In addition, some refunded municipal securities may have limited liquidity.

US Government Securities. The Funds may invest in US Government Securities. The Funds consider US Government Securities to include: (1) US Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by US Government agencies and instrumentalities that are backed by the full faith and credit of the US Government (such as securities issued or guaranteed by the Federal Housing Administration (“FHA”), Government National Mortgage Association (“GNMA”), the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Small Business Administration) and (3) securities that are issued by agencies or instrumentalities of the US Government but are not backed by the full faith and credit of the US Government (such as Fannie Mae, Freddie Mac or the Federal Home Loan Banks). These US Government-sponsored entities (“GSEs”), which although chartered and sponsored by Congress, are not guaranteed nor insured by the US Government. They are supported only by the credit of the issuing agency, instrumentality or corporation. The range of maturities of US Government Securities is usually three months to thirty years.

In September 2008, the Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the US Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the mortgage-backed securities purchase programs ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. When a credit rating agency downgraded long-term US Government debt in August 2011, the agency also downgraded Fannie Mae and Freddie Mac’s bond ratings, from AAA to AA+, based on their direct reliance on the US Government (although that rating did not directly relate to their mortgage-backed securities). Beginning in 2008, Fannie Mae and Freddie Mac required significant Treasury support through draws under the preferred stock purchase agreements. However, they have paid significant amounts in senior preferred dividends to the Treasury. FHFA has conducted stress tests mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which suggested that in a “severely adverse scenario” substantial additional Treasury support of Fannie Mae and Freddie Mac might be required. No assurance can be given that the Federal Reserve or the Treasury will ensure that Fannie Mae and Freddie Mac remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant US Government support, have sparked serious debate among federal policymakers regarding the continued role of the US Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to the Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before Jan. 1, 2022. Serious discussions among policymakers continue, however, as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae has reported that there is “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” Freddie Mac faces similar uncertainty about its future role. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

The Funds may also invest in separated or divided US Government Securities. These instruments represent a single interest, or principal, payment on a US Government Security that has been separated from all the other interest payments as well as the security itself. When a Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated US Government Security and prevailing market interest rates when the separated US Government Security is purchased. Separated US Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of

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Investment Strategies and Risks

these securities are much more susceptible to change in market interest rates than income-producing securities. See “Zero Coupon and Pay-In-Kind Securities.” These securities are purchased with original issue discount and such discount is includable in a Fund’s gross income ratably over the life of the security.

The Funds may also purchase certificates not issued by the US Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the US Treasury. The actual US Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

Political and diplomatic events within the United States and abroad, such as the US government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and the potential failure to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. In addition, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the US economy, decrease the value of many of a Fund’s investments, and increase uncertainty in or impair the operation of the US or other securities markets, including the market for equity securities.

Variable Rate and Floating Rate Securities. The Funds may invest in variable rate and floating rate securities (including syndicated bank loans), which are generally secured within the borrower’s capital structure, but may also be unsecured. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.

The interest rate on a floating rate obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The rate of interest on securities may be tied to US Government Securities or indices on those securities as well as any other rate of interest or index. The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments are intended to minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.

The variable and floating rate securities in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so and these securities may be unsecured. If borrowers do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In the event of a bankruptcy, the holder of a variable or floating rate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Senior Loans. Senior loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, and common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. The Funds may also receive guarantees as a form of collateral. Senior loans may be structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid, it cannot be drawn upon again.

Sometimes there may be two or more term loans and they may be secured by different collateral, and/or have different repayment schedules and maturity dates. In addition to revolving loans and term loans, senior loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. The Funds typically invest only in the term loan portions of senior loan structures, although they could invest in the revolving loan portions and the pre-funded letters of credit portions.

By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. Nevertheless, senior loans may still be subordinated to other obligations of a borrower.

Senior loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate. For example, if a base rate were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on senior loans, float (i.e., they change as market rates of interest change).

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Although a base rate can change every day, loan agreements for senior loans typically allow the borrower the ability to choose how often the total interest rate for its loan is permitted to change or reset. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. In addition, some loans have a floor that prevents interest rates for the loan from falling below the contractual floor rate even when the market rate falls below the contractual floor rate. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a senior loan typically does not change.

Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents are typically paid fees by the borrower for their services.

The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between a Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the senior loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, a Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, a Fund could experience a decrease in its net asset value.

The Funds invest in both primary and secondary markets with established broker-dealers in the over-the-counter (“OTC”) market.

For a description of floating rate securities see “Variable Rate and Floating Rate Securities.”

Zero Coupon and Pay-In-Kind Securities. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay “interest” through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the “interest” received on pay-in-kind securities, must be included in gross income (accounted for in the case of municipal securities) each taxable year by a Fund if it holds such securities for purposes of determining the amount it must distribute that year to qualify (in the case of any Fund that has not completed a taxable year) or continue to qualify for tax treatment as “a regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”). See “Distributions and Taxes.” Thus, a Fund may be required to distribute as a dividend for a particular taxable year an amount that is greater than the total amount of cash it actually receives during the year. These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Sovereign Debt. Investments in debt securities issued by foreign governments and their political subdivisions or agencies and instrumentalities (“Sovereign Debt”) involve special risks. Debt instruments of foreign governments and their political subdivisions or agencies and instrumentalities may not be supported by the full faith and credit of the foreign government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult. The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

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Investment Strategies and Risks

Debt Securities Issued by Supranational Organizations. A Fund may invest in debt securities issued by supranational organizations. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Union, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Equity Securities

Common Stocks, Preferred Stocks, Rights, Warrants and Options. The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks as well as options to buy or sell stocks (“equity securities”). Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. The risks of investing in equity securities can be magnified when a Fund invests in them by means of options. For the special risks associated with options, see “Derivatives — Futures, Forwards and Options.” The Funds may invest in equity securities of foreign companies directly or through depositary receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See “Foreign Securities Exposure” for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small-to-medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

Shares of Other Investment Companies. The Funds may invest in the shares of other investment companies, including exchange-traded funds (“ETFs”).  Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See “Shares of Exchange Traded Funds.” Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will indirectly bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF. The SEC has proposed revisions to the rules permitting funds to invest in other investment companies. The SEC has also proposed rescinding most prior exemptive orders permitting fund of funds arrangements and certain fund of fund rules and SEC staff guidance. The proposed revisions and the related rescissions could alter the operations of fund of funds by limiting their investments in unaffiliated funds and direct investments and potentially imposing restrictions on their ability to redeem the investment company shares they hold.

Shares of Exchange Traded Funds. ETFs essentially are baskets of securities that are listed on an exchange and usually trade like individual stocks. The market price of an ETF is usually determined by demand for the ETF itself. Although the market price of an ETF is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount or premium to net asset value. In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities and a Fund’s ability to buy and sell those shares.

ETFs may or may not be registered as investment companies, depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor’s Depositary Receipts (“SPDRs”). ETFs that are organized as grantor trusts, such as Holding Company Depositary Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered as investment companies, expose the Funds to additional fees.

Real Estate Related Companies. Although the Funds may not invest directly in real estate, they may invest in securities of companies that are engaged in the real estate industry or hold interests in real estate. Investing in such securities exposes a Fund to special risks associated with the direct ownership of real estate, and an investment in a Fund will be affected by the performance of the real estate industry. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Real Estate Investment Trusts and Real Estate Operating Companies. The Funds may invest in shares of real estate investment trusts (“REITs”). Equity REITs invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. Hybrid REITs may invest in both real estate and real estate loans.

Unlike most corporations (and trusts and associations otherwise taxable as such for federal tax purposes), REITs do not have to pay federal income tax on net income and gains they distribute to their shareholders if they meet certain requirements of the Code. To qualify for that treatment, a REIT

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must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” (which includes all net capital gains) and certain other income and (2) derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income. The failure of a company in which a Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund that invests therein. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

REITs are subject to real estate industry risk. See “Real Estate Related Companies.” In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax treatment as a REIT will also affect an individual REIT’s after-tax performance.

REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See “Restricted and Illiquid Securities” for the risks of illiquid securities. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear its proportionate share of those fees and expenses.

The Funds may invest in real estate operating companies (“REOCs”). REOCs are corporations that engage in the development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not, or are ineligible, to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower or no corporate taxation that are a common characteristic of REITs. The value of a Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT.

Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”), which are publicly traded partnerships (or entities classified for federal tax purposes as partnerships, such as limited liability companies (“LLCs”)) primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges like the shares of a corporation, without entity level taxation, subject to the application of certain partnership audit rules. MLPs generally have two classes of owners, one or more general partners (managing members or non-member managers in the case of LLCs) and the limited partners (non-managing members in the case of LLCs) (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Income Deposit Securities (“IDSs”). For a discussion of IDSs, see “Debt Securities — Income Deposit Securities.”

Foreign Securities Exposure

The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depositary receipts or ETFs (generally “foreign securities”). Investing in foreign securities involves more risk than investing in US securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to US companies; some foreign stock markets have substantially less volume than US markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable US companies; there may be less government

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Investment Strategies and Risks

supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

In a referendum held on June 23, 2016, the United Kingdom (the “UK”) resolved to leave the EU (referred to as Brexit). The referendum has introduced significant uncertainties and instability in the financial markets as the UK negotiates its exit from the EU, which is currently scheduled for Oct. 31, 2019, but which timing could change. The outcome of negotiations remains uncertain. The effects of Brexit will depend on any agreements the UK makes to retain access to the EU Common Market either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. The UK has one of the largest economies in Europe and is a major trading partner with the other EU countries and the United States. If implemented, Brexit might negatively affect the City of London’s economy, which is heavily dominated by financial services, as banks might be forced to move staff and comply with two separate sets of rules or lose business to banks in Continental Europe. In addition, Brexit would likely create additional economic stresses for the UK, including the potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Brexit may also have a destabilizing impact on the EU to the extent that other member states similarly seek to withdraw from the EU. Any further exits from the EU would likely cause additional market disruptions globally and introduce new legal and regulatory uncertainties.

Depositary Receipts. The Funds may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs typically are issued by a US bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in US dollars and are designed for use in the US securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in US dollars and are designed for trading in non-US securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies and may not be denominated in the same currency as the underlying securities into which they may be converted. As with unsponsored ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the US and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities.

Foreign Securities Traded in the United States. The Funds may invest directly in foreign equity or debt securities that are traded in the United States. Such securities are generally denominated in United States dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States (“Yankee Bonds”). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See “Restricted and Illiquid Securities” for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

Foreign Securities Traded in Foreign Markets. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date. The Funds may also engage in foreign currency futures contracts, foreign currency forward contracts, foreign currency exchange contracts and options thereon. See “Derivatives — Futures, Forwards and Options” for a description of such investments.

The Funds may invest in securities that are traded in foreign markets through participatory notes. Participatory notes (commonly known as P-notes) are derivative instruments used by foreign funds or investors that would like to invest in securities of a foreign issuer traded in its local market. Foreign funds or investors buy P-notes from brokers who are registered in a foreign issuer’s local market. Such brokers buy shares of an issuer on the

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local market and create the P-notes to represent interests in the shares. Thus, investments in P-notes present similar risks to investing directly in an issuer’s shares. Normally, P-notes can only be sold back to the broker that issued them. As a result, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitment to the purchaser.

Foreign Securities Traded in Emerging Markets. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.” These special risks include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

Foreign Currency. In addition to the instruments described in “Derivatives — Futures, Forwards and Options” below, a Fund also may invest in foreign currency, foreign currency futures, and foreign currency options. Unlike forward currency contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts.

A Fund may purchase Eurodollar instruments, which are US dollar-denominated futures contracts or options thereon which are linked to a base interest rate, although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in interest rates, to which many interest rate swaps and fixed-income instruments are linked.

A Fund may invest in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the US dollar against such foreign currencies may account for a substantial part of the Fund’s investment performance. The rate of exchange between the US dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, government intervention, speculation, the relative movement of interest rates, the pace of business activity in other countries and the United States, speculation, and other economic and financial conditions affecting the world economy.

A decline in the value of any particular currency against the US dollar will cause a decline in the US dollar value of a Fund’s holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund’s NAV and any net investment income and capital gains derived from such securities to be distributed in US dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the US dollar between receipt of the income and its conversion to US dollars, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in US dollars to meet distribution requirements.

Foreign Currency Warrants. Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in US dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the US dollar as of the exercise date of the warrant. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which may result in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Restricted and Illiquid Securities

The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the 1933 Act. Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutional buyers under exemptions from registration under the 1933 Act, such as Rule 144A, or in subsequent registered offerings. The Funds may register restricted securities for resale. The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

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Investment Strategies and Risks

Illiquid securities are securities that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the 1940 Act or as otherwise permitted or required by SEC rules and interpretations. No more than 15% of the value of a Fund’s net assets, determined at the time of purchase, may be invested in illiquid securities. However, this restriction does not prevent a Fund from holding more than 15% of its assets in illiquid securities due to certain circumstances, such as redemptions of Fund shares, sales of securities, changes in market values or securities that become illiquid after purchase. The Funds determine whether restricted securities are liquid or illiquid in accordance with policies and procedures that have been approved by the Board of Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.

When-Issued Securities

The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid assets at least equal to the amount of the Fund’s commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund’s commitment, the Fund will be required to deposit additional cash or liquid assets into the account until the value of the account is at least equal to the value of the Fund’s commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of assets in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. The sale of assets in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

Standby Commitments

The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the Fund’s option. A standby commitment is similar to a put option for a particular security in a Fund’s portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund’s net asset value. Standby commitments are subject to certain risk, including the issuer’s ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund’s ability to exercise its rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Funds, however, are permitted to sell a security covered by a standby commitment at any time and to any person.

A Fund may pay a consideration to a bank for the issuance of a standby commitment. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by a Fund are not added to the computation of a Fund’s net asset value and are valued at zero. When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for a Fund is not affected by standby commitments.

Derivatives

The Funds may invest in derivative instruments, including those described below. Derivative instruments are instruments that derive their value from other financial instruments, securities, currencies, or indices. Investments in derivative instruments can create leverage and thereby increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses. At times, it may be difficult to sell or value derivative instruments.

Credit-Linked Securities. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities or credit default swaps. Credit-linked securities are typically issued by a trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon designated baskets of high yield securities or credit default swaps. Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

1.

Market Risk. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities or credit default swaps.

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2.

Credit Risk and Interest Rate Risk. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket of high yield securities or credit default swaps.

3.

Counter-Party Risk. This is the risk that a counter-party will be unable to honor its commitments under an agreement.

4.

Liquidity Risk. Credit-linked securities are typically not registered for public trading under the 1933 Act and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See “Restricted and Illiquid Securities” for the risks of restricted securities.

5.

Basis Risk. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket of high yield securities or their target index.

For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

Inverse Floaters. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See “Restricted and Illiquid Securities” for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. For purposes of calculating any limits to the extent that a Fund can invest in inverse floaters, the Fund will use the market value of the inverse floater.

Interest Rate Swaps. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

Most interest rate swaps are centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. There could also be delays in payment or losses if the swap dealer, through which a Fund clears its centrally cleared swaps, were to default on its obligations to the clearing organization or become insolvent.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The Funds will usually enter into OTC swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the swap agreement. Payments on centrally cleared swap agreements are generally made on a net basis. A Fund’s obligations under a netted swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party less any collateral pledged by the Fund will be maintained in a segregated account. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds’ borrowing restrictions.

The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Municipal Market Data Rate Locks. The Funds may purchase and sell Municipal Market Data Rate Locks (“MMD Rate Locks”). An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of

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Investment Strategies and Risks

its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties -- a Fund and an MMD Rate Lock provider -- pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. There is no payment made or received at inception. If both parties consent, an MMD Rate Lock can be unwound prior to settlement, provided that a termination payment can be agreed upon to settle the contract.

In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. As with interest rate swaps, the use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. Because separate accounts will be established with respect to such transactions on the books and records of a Fund or with its custodian, the Funds do not treat MMD Rate Locks as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds’ borrowing restrictions.

The Funds will enter into MMD Rate Locks only with banks and recognized security dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund’s Board. MMD Rate Locks do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.

To the extent that other types of rate locks are available or developed in the future, the Funds may enter into them on the same basis and for the same purposes as set forth above.

Futures, Forwards and Options. The Funds may use futures, options, options on futures, dollar rolls, and forward contracts as part of their investment strategies. To the extent that a Fund participates in these markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies.

The use of these strategies involves certain special risks, including: (1) dependence on the Manager’s ability to predict correctly movements in the direction of underlying instrument prices; (2) imperfect, or even no, correlation between the price of derivatives and movements in the prices of the derivatives’ underlying instrument(s); (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the derivatives; and (5) the possible absence of a liquid secondary market for any particular derivative or underlying instrument at any time. If the Manager’s prediction of movements in the direction of the derivatives or underlying instrument markets is inaccurate, the adverse consequences to a Fund may leave it in a worse position than if such strategies were not used. Investments in derivatives are subject to the risk that the counterparty (or counterparties) to the derivative will be unable or unwilling to meet their obligations.

While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell an investment at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Funds to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (taxable to its shareholders as ordinary income when distributed to them) than if it had not used such instruments.

Futures and Options on Futures. The Funds may purchase and sell futures contracts, including futures on securities and securities indexes. A “purchase” of a futures contract (or entering into a “long” futures position) entails the buyer’s assumption of a contractual obligation to take delivery of the instrument(s) underlying the contract at a specified price at a specified future time. A “sale” of a futures contract (or entering into a “short” futures position) entails the seller’s assumption of a contractual obligation to make delivery of the instrument(s) underlying the contract at a specified price at a specified future time.

The value of a futures contract tends to increase or decrease in tandem with the value of its underlying instrument(s). Therefore, purchasing futures contracts will increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument(s), much as if the Fund had purchased the underlying instrument(s) directly. When a Fund sells a futures contract, by contrast, the value of its futures position will move in a direction contrary to the market for the underlying instrument(s).

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Certain futures, including index futures and other futures not calling for the physical delivery or acquisition of the instrument underlying the contract, are settled on a net cash payment basis rather than by the delivery of the underlying instrument(s). In addition, although futures contracts by their terms may call for the physical delivery or acquisition of the instrument(s) underlying the contract, in most cases the contractual obligation is extinguished by being closed out before the expiration of the contract. There is no guarantee that a Fund will be able to close out its obligation. While futures contracts entered into by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying instrument(s) or utilize the cash settlement process whenever it appears economically advantageous for them to do so.

The Funds may enter into interest rate futures contracts and options thereon. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions or for other purposes. The Funds may also invest in futures on equity market indices and debt market indices. Certain futures contracts may represent new investment products that lack track records.

The Funds may purchase and sell currency futures contracts. Such transactions typically will be used to hedge currency fluctuations. If the Fund anticipates that exchange rates for a particular currency will rise, the Funds may purchase a currency futures contract to protect, in part, against an increase in the price of securities that are denominated in that currency and that the Funds intend to purchase. The Funds also may purchase a currency futures contract or a call option thereon for non-hedging purposes when the Funds anticipate that a particular currency will appreciate in value.

Through the purchase and sale of currency futures contracts, the Funds may be able to achieve many of the same objectives attainable through the use of forward currency contracts (discussed below), but more effectively and possibly at a lower cost. Unlike forward currency contracts, foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges and centrally cleared.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, the Funds must accept or make delivery of the underlying foreign currency in accordance with any US or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by US residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

The Funds may purchase Eurodollar instruments, which are US dollar-denominated futures contracts that are linked to a reference interest rate. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in a reference interest rate, to which many interest rate swaps and fixed-income instruments are linked.

The Funds may also enter into spot currency trades in connection with the settlement of transactions in securities traded in foreign currency. In order to convert US dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into US dollars, the Funds may enter into spot currency trades. In a spot trade, the Funds agree to exchange one currency for another at the current exchange rate.

The Funds may purchase and write call and put options on futures contracts, including the types of futures discussed above. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of options, as discussed herein. Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

“Initial Margin” with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate the Fund’s futures positions (or positions in options on futures). Initial margin is the margin deposit made by a Fund when it enters into a futures contract; it is intended to assure performance of the contract by the Fund. If the value of a Fund’s futures account declines by a specified amount, the Fund will receive a margin call and be required to post assets sufficient to restore the equity in the account to the initial margin level. (This is sometimes referred to as “variation margin;” technically, variation margin refers to daily payments that a clearing member firm is required to pay to the clearing organization based upon marking to market of the firm’s portfolio.) However, if favorable price changes in the futures account cause the margin deposit to exceed the required initial margin level, the excess margin may be transferred to the Fund. The futures commission merchant or clearing member firm through which a Fund enters into and clears futures contracts may require a margin deposit in excess of exchange minimum requirements based upon its assessment of the Fund’s creditworthiness. In computing its NAV, a Fund will mark to market the value of its open futures positions. A Fund also must make margin deposits with respect to options on futures that it has

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Investment Strategies and Risks

written (but not with respect to options on futures that it has purchased, if the Fund has paid the required premium in full at the outset). If the futures commission merchant or broker holding the margin deposit or premium goes bankrupt, the Fund could suffer a delay in recovering excess margin or other funds and could ultimately suffer a loss.

Because of the low margin deposits required, trading in futures and options on futures involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited, and may exceed initial margin deposits as well as deposits made in response to subsequent margin calls. If a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in the value of their underlying instruments, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options thereon and of the underlying instrument can be only approximate due to differences between the futures and underlying instrument markets.

The Funds may enter into futures contracts and options thereon that are traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”) or on non-US exchanges. US futures contracts are traded on exchanges that have been designated as “contract markets” by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. Futures executed on regulated futures exchanges have less counterparty risk to the Fund because the exchange’s clearing organization assumes the position of the counterparty in each transaction. Thus, the Funds are exposed to risk only in connection with the clearing organization and not in connection with the original counterparty to the transaction. However, if a futures customer defaults on a futures contract and the futures commission merchant carrying that customer’s account cannot cover the defaulting customer’s obligations on its futures contracts, the clearing organization may use any or all of the collateral in the futures commission merchant’s customer omnibus account — including the assets of the futures commission merchant’s other customers, such as the Funds — to meet the defaulting customer’s obligations. This is sometimes referred to as “fellow customer risk.”

Trading on non-US exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such exchange, and may not involve a clearing mechanism and related guarantees. Funds deposited in connection with such trading may also be subject to the bankruptcy laws of such other jurisdiction, which may result in a delay in recovering such funds in a bankruptcy and could ultimately result in a loss.

Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such an event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

Many electronic trading facilities that support futures trading are supported by computer-based component systems for the order, routing, execution, matching, registration or clearing of trades. A Fund’s ability to recover certain losses may be subject to limits on liability imposed by the system provider, the market, the clearing house or member firms.

A Fund’s activities in the futures and related options markets may result in a higher portfolio turnover rate, additional transaction costs in the form of added brokerage commissions, and larger realized net capital gains and thus increased taxable distributions to shareholders; however, the Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the

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option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

Dollar Rolls. The Funds may enter into dollar roll transactions in which a Fund sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase substantially similar securities at an agreed upon future time. By engaging in a dollar roll transaction, a Fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to invest the proceeds of the securities sold. When a Fund reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of the securities transferred to another party, the securities purchased for future delivery, and the securities in which the proceeds are invested would affect the market value of the Fund’s assets. As a result, such transactions could increase fluctuation in the Fund’s NAV. If a Fund reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the Fund’s yield. A Fund will segregate cash or other appropriate liquid securities with a value at least equal to the Fund’s obligation under the dollar rolls.

Forwards. The Funds may purchase forward contracts including forward foreign currency contracts. A Fund may do so to hedge against fluctuations in the value of foreign currencies versus the US dollar during the settlement of transactions involving individual foreign securities, in anticipation of buying or selling foreign securities, or more broadly with respect to foreign securities owned by the Fund. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock-in” the US dollar price of the security or the US dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of US dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby seek to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

The Funds may enter into forward currency contracts for the purchase or sale of foreign currencies at an agreed upon or negotiated price on a future date or enter into foreign exchange contracts for the purchase or sale of foreign currencies on a fixed date and at a fixed rate of exchange. These contracts are considered derivative instruments and are used to attempt to manage exposure to foreign exchange risk associated with foreign currency denominated securities held by a Fund. The Funds also may use forward currency contracts to attempt to enhance return or yield. A Fund could also use forward currency contracts to increase its exposure to foreign currencies that the Manager believes might rise in value relative to the US dollar, or shift the Fund’s exposure to foreign currency fluctuations from one country to another.

A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Because these contracts are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. Forward currency contracts involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to the Fund. Even though the US Treasury Department has determined that deliverable forward currency contracts are not swaps, they are subject to reporting and business conduct standards under the Dodd-Frank Act.

The Funds may close out a forward currency contract requiring it to purchase a specified currency by entering into a second forward currency contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that a Fund will be able to enter into new or offsetting forward currency contracts. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

The precise matching of the forward currency contract amounts and the value of any underlying securities to which a Fund seeks to hedge its currency risk will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Funds also may enter into non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time

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Investment Strategies and Risks

at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward currency contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in US dollars.

NDFs are subject to many of the risks associated with forward currency contracts including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. All NDFs are subject to counterparty risk, which is the risk that the counterparty will not perform as contractually required under the NDF. With respect to any NDFs that currently are, or in the future may be, centrally cleared, a Fund could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any US or foreign regulations regarding the maintenance of foreign banking arrangements by US residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Options. The Funds may purchase and write (sell) call and put options on underlying instruments, such as securities. When a Fund buys an option to purchase an underlying instrument (or call option), it is generally anticipating that the price of the underlying instrument will increase before the option expires. In the event that this does not occur, the option could expire worthless and the Fund could lose the entire amount that it had paid for the option. The value of an option position will reflect, among other things, the current market price of the underlying instrument(s), which could be a security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Manager’s ability to forecast the direction of price fluctuations in the underlying instruments.

The exercise price of an option may be below, equal to, or above the market value of the underlying instrument, at the time the option is written. Options normally have expiration dates between three and twelve months from the date written. American-style options are exercisable at any time prior to their expiration date. European-style options are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

Options are traded both on US national securities exchanges and in the over-the-counter (“OTC”) market. Options also are traded on non-US exchanges. Exchange-traded options are issued by a clearing organization; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) a Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, a Fund may be unable to liquidate its options position and the associated cover.

The premium a Fund receives (or pays) when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying instrument, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument, the length of the option period, the general supply of and demand for credit, and the interest rate environment.

The Funds may effectively terminate their rights or obligations under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, the Funds may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying instrument from being called, or to permit the sale of the underlying instrument. Furthermore, effecting a closing transaction permits the Funds to write another call option on the underlying instrument with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold an underlying instrument that it might otherwise have sold (or purchase an underlying instrument that it might otherwise not have bought), in which case it would continue to be at market risk on the underlying instrument.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid

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secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, the Fund may not sell the underlying instruments used to cover an option during the period it is obligated under the option unless it substitutes other acceptable instruments. This requirement may impair a Fund’s ability to sell or purchase an investment at a time when such a sale or purchase might be advantageous.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying instrument, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying instrument owned by a Fund; however, a Fund could be in a less advantageous position than if it had not written the call option.

The Funds pay brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. The Funds may purchase an underlying instrument for delivery in accordance with an exercise notice of a call option assigned to it, rather than deliver the underlying instrument from its inventory. In those cases, additional brokerage commissions are incurred. A Fund’s activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before the markets for the underlying instruments close, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

The call options that the Funds may write may be covered call options on equity securities. A Fund’s activity in covered call options typically will be limited by the number of shares of equity security issuers held by the Fund. When a Fund writes a call option, it gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value and bears the risk that the income it receives for writing the call options will be less than the money lost by the Fund if the exercise price of a call option written by it is or becomes less than the market price of the asset on which the option is written. If the value of the underlying instrument is or rises to be above the exercise price of the call option, the instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying instrument to the option buyer for less than its market value, and the Fund will experience a loss (which may or may not be offset by the premium received by a Fund as the writer of such option). The potential for missing out on appreciation in an underlying instrument above the strike price related to writing call options is unlimited. If a call option expires unexercised, a Fund will realize a gain equal to the amount of the premium received by it. If the market price of the underlying instrument is below the exercise price of the call option, the call option typically will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written. Writing call options may result in frequent trading and a high portfolio turnover.

As long as a Fund’s obligation under a covered call option continues, the Fund retains the risk of loss should the price of the underlying security decline. If a Fund is unable to close out a covered call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

The Funds may also write (sell) and purchase put options on underlying instruments such as securities, securities indices and other financial indices. When a Fund writes a put option, it is obligated to acquire an underlying instrument at a certain price at any time until a certain date if the purchaser decides to exercise the option. A Fund will receive a premium for writing a put option. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying instrument at a price that may be higher than the market price of the underlying instrument. If a put option that a Fund has written expires unexercised, the Fund will realize a gain equal to the amount of the premium. When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. There is a risk that the market price of an underlying security will not decrease below the strike price of the put option, in which the case a Fund will not benefit from having purchased the put option.

An option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple (multiplier), if any, which determines the total dollar value for each point of such difference. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

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Investment Strategies and Risks

A securities index fluctuates with changes in the market values of the securities included in the index. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. The risks of investment in options on indices may be greater than the risks of investment in options on securities. Securities index options have characteristics and risks similar to those of securities options. Certain securities index options are traded in the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded securities index options. To the extent a Fund uses options on indices as a hedging strategy, the options’ effectiveness will depend upon the extent to which the securities being hedged correlate with price movements in the selected securities indices. Perfect correlation is not possible because the securities held by a Fund will not precisely match the composition of the securities indices on which options are available.

The Funds may use options on currencies. The value of options on currencies depends on the value of the underlying currency relative to the US dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such financial instruments, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the US options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the options and futures on foreign currencies until they reopen.

The Funds may purchase and write covered straddles on underlying instrument(s) such as securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. A Fund would enter into a long straddle when the Manager believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that a Fund has written. A Fund would enter into a short straddle when the Manager believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the Fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money” (to the buyer), that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

Regulatory Risks of Purchasing and Selling Derivatives. Use of derivative instruments is subject to the applicable regulations of the Securities and Exchange Commission (“SEC”), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission (“CFTC”). Under CFTC Regulation 4.5, a Fund’s “commodity interests” (such as futures contracts, options on futures contracts and swaps) other than those used for bona fide hedging purposes (as defined by the CFTC) – must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) does not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions for the Fund’s Manager to qualify for exclusion from registration as a commodity pool operator (“CPO”)). Further, to qualify for the exclusion in Regulation 4.5, a Fund may not hold itself out as a vehicle for trading commodity interests. CFTC guidance provides a multi-factor test with respect to the marketing restriction, with no single factor being dispositive, but with the greatest weight given to whether a fund explicitly offers a managed futures strategy. A Fund’s ability to use these instruments may be limited by tax considerations. Each Trust has claimed the exclusion on behalf of the Funds under CFTC Regulation 4.5 and the Manager has claimed the commodity trading adviser exemption under CFTC Regulations 4.14(a)(8) with respect to the Funds.

A Fund may not write options or purchase or sell futures or forward contracts unless (1) it owns either an offsetting (“covered”) position in securities, or other options or futures or forward contracts or (2) maintains in a separate account on its books or those of its custodian cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a separate account on its books and records or with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a separate account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or separate accounts involving a large percentage of a Fund’s assets could impede portfolio management and decrease the Fund’s liquidity.

Swaps, Caps, Floors, and Collars. A Fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a Fund with another party of their respective commitments to pay or receive cash flows, such as an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the

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purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor. Caps, floors, collars and similar options are classified as swaps under the Dodd-Frank Act.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield because, and to the extent, these agreements affect the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Some swaps are centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For additional information on centrally cleared swaps, see “Derivatives — Interest Rate Swaps.”

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by the Manager. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Most OTC swap agreements into which a Fund enters provide for the obligations of the Fund and its counterparty to be netted. Payments on centrally cleared swap agreements are also generally on a net basis. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each netted swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the requirements of the 1940 Act. The Funds will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by a Fund. The Manager and the Funds believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s restrictions on borrowing or senior securities.

Forward Commitments. A Fund may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.

Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. The Funds will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of a Fund’s forward commitment transactions. On the settlement date, the Funds will meet their obligations from then available cash flow, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than a Fund’s payment obligations).

Firm Commitments. Securities may be purchased on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments. A stand-by commitment involves the purchase of securities by a Fund together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to provide the Fund with liquidity as needed. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment. See “Standby Commitments.”

Short Sales

Some of the Funds may sell a security they do not own, or in an amount greater than they own (i.e., make short sales). To effect a short sale, a Fund borrows a security from or through a brokerage firm to make delivery to the buyer. A Fund is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. A brokerage firm generally has the right to require a Fund to replace a borrowed security at any point in time, with minimal notice, regardless of whether the replacement of the security would cause a Fund to incur a loss or a gain on its trade. Until the security is replaced, a Fund is required to pay the lender any dividends on the borrowed security and typically is required to pay fees and/or interest. A Fund may realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount

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Investment Strategies and Risks

of any loss will be increased, by the amount of any premium or interest a Fund is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the prices of the securities sold short and the securities being hedged.

A Fund may also make short sales against-the-box, in which it sells short securities that it owns or has the right to obtain.

Short selling may expose a Fund to leverage. Short selling may amplify changes in a Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

When a Fund is selling stocks short, it must maintain a segregated account of cash, cash instruments or high-grade securities that, together with any collateral (exclusive of short sale proceeds) that it is required to deposit with the securities lender or the executing broker, is at least equal to the value of the shorted securities, marked to market daily. As a result, a Fund may need to maintain high levels of cash or liquid assets (such as US Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions), which could disrupt the portfolio management of the Fund. There is a risk that the lender or executing broker with whom a Fund posts collateral will be unable to return the collateral to a Fund when due or that they may be unable to pay any other money due to a Fund.

Repurchase Agreements

The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund’s custodian bank. In a “tri-party” repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a “quad-party” repurchase agreement, the Fund’s custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Temporary Borrowing

The Funds may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Borrowing may increase the risks of investing by increasing leverage and accentuating potential losses.

Temporary Defensive Investments

From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. In addition, the Funds may also invest in larger capitalization issuers and/or higher-quality and shorter maturity instruments than they otherwise would under their stated investment policies and strategies. For a description of commercial paper and other short-debt instruments, see “Debt Securities — Commercial Paper and Other Short-Term Investments.” When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see “Debt Securities — Commercial Paper and Other Short-Term Investments,” and “Foreign Securities Exposure.”

Cybersecurity Risk

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service providers (including, but not limited to, the Manager, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder

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accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Funds do not control the cybersecurity systems and plans of the issuers of securities in which the Funds invest or the Funds’ third party service providers or trading counterparties or any other service providers whose operations may affect the Funds or their shareholders.

Special Risks related to Cybersecurity Issues

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

Disclosure of Portfolio Holdings Information

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on each Fund’s website, delawarefunds.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website or by calling 800 423-4026.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic

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Disclosure of Portfolio Holdings Information

portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Macquarie Investment Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer (DG3), and the Funds’ proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, nor the Manager, nor sub-advisor, nor any affiliate, receives any compensation or consideration with respect to these agreements.

To protect the shareholders’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in Delaware Funds. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

As of Sept. 25, 2019, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	95	President — Macquarie Investment Management[2] (June 2015–Present) Regional Head of Americas — UBS Global Asset Management (April 2010–May 2015)	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010– April 2015)
Independent Trustees
Jerome D. Abernathy 2005 Market Street Philadelphia, PA 19103 July 1959	Trustee	Since January 2019	95	Managing Member, Stonebrook Capital Management, LLC (financial technology: macro factors and databases) (January 1993–Present)	None
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	95	Private Investor (March 2004–Present)	None
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	95	Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	Director—Banco Santander International (October 2016–Present) Director—Santander Bank, N.A. (December 2016– Present)
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	95	Private Investor (April 2011–Present)	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004–July 2014)

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	95	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–June 2010)

Director; Compensation Committee and Governance Committee Member — Community Health Systems (May 2004–Present)

Director — Drexel Morgan & Co. (2015–Present)

Director; Audit Committee Member — vTv Therapeutics Inc. (2017–Present)

Director; Audit Committee Member — FS Credit Real Estate Income Trust, Inc. (2018–Present)

Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	95	Private Investor (2004–Present)	None
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	95

Private Investor (January 2017–Present)

Chief Executive Officer — Banco Itaú  International (April 2012–December 2016)

Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration

President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)

					Trust Manager and Audit Committee Chair — Camden Property Trust (August 2011–Present) Director; Audit Committee Member — Carrizo Oil & Gas, Inc. (March 2018– Present)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	95	Vice Chairman (2010–April 2013) — PNC Financial Services Group

Director — HSBC North America Holdings Inc. (December 2013–Present)

Director — HSBC USA Inc. (July 2014–Present)

Director — HSBC Bank USA, National Association (July 2014–March 2017)

Director — HSBC Finance Corporation (December 2013–April 2018)

Christianna Wood 2005 Market Street Philadelphia, PA 19103 August 1959	Trustee	Since January 2019	95	Chief Executive Officer and President — Gore Creek Capital, Ltd. (August 2009–Present)

Director; Finance Committee and Audit Committee Member — H&R Block Corporation (July 2008–Present)

Director; Chair of Investments Committee and Audit Committee Member — Grange Insurance (2013–Present)

Trustee; Chair of Nominating and Governance Committee and Audit Committee Member — The Merger Fund (2013–Present), The Merger Fund VL (2013–Present), WCM Alternatives: Event-Driven Fund (2013–Present), and WCM Alternatives: Credit Event Fund (December 2017–Present)

Director; Chair of Governance Committee and Audit Committee Member — International Securities Exchange (2010–2016)

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	95	Vice President and Treasurer (January 2006–July 2012), Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	Director; Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company (2009–2017)

Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
David F. Connor[3] 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.
Daniel V. Geatens[3] 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Vice President and Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.
Richard Salus[3] 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at Macquarie Investment Management.

1	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.
2	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Funds’ investment manager, principal underwriter, and transfer agent.
3

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Funds as of Dec. 31, 2018, unless otherwise noted. As new Trustees effective Jan. 1, 2019, Jerome D. Abernathy and Christianna Wood did not own any shares of the Funds or any of the other registered investment companies in the family of investment companies as of Dec. 31, 2018.

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Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	$50,001–$100,000
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

*	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from Delaware Funds for which he or she served as a Trustee for the Trust’s last fiscal year. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Delaware Funds Complex*
Thomas L. Bennett (Chair)	$4,506	None	$400,000
Jerome D. Abernathy[1]	$0	None	$0
Ann D. Borowiec	$2,997	None	$264,500
Joseph W. Chow	$3,737	None	$332,000
John A. Fry	$3,632	None	$323,000
Lucinda S. Landreth	$3,264	None	$287,000
Frances A. Sevilla-Sacasa	$3,390	None	$302,500
Thomas K. Whitford	$3,215	None	$282,500
Christianna Wood[1]	$0	None	$0
Janet L. Yeomans	$46,698	None	$307,500

1	Jerome D. Abernathy and Christianna Wood were appointed as Trustees effective Jan. 1, 2019.
*

Each Independent Trustee/Director receives: (i) an annual retainer fee of $200,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Funds family (95 funds in the complex), plus $14,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex; and (ii) a $3,000 fee for attending telephonic board meetings on behalf of the investment companies in the complex. The committee members and committee/board chairs also receive the following fees: (i) members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee will receive additional compensation of up to $5,200 for each Committee meeting attended; (ii) the Chair for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $25,000; and (iii) the Board Chair will receive an additional annual retainer of $80,000. Thomas L. Bennett, John A. Fry, Frances Sevilla-Sacasa, and Joseph W. Chow each received a one-time payment of $20,000 in 2018 to compensate them for their work in identifying and interviewing new Trustees for the Board.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise Delaware Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chair: Mr. Bennett is the Board’s Chair. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chair. Among other reasons, the Board selected Mr. Bennett as Chair due to his substantial financial industry experience and his tenure on the Board. As the Chair, Mr. Bennett, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the

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Management of the Trust

Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of eleven Trustees. Ten of the eleven Trustees are independent. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board comprises Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee’s normal retirement date.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Thomas K. Whitford, Chair; John A. Fry; Lucinda S. Landreth; and Christianna Wood. The Audit Committee held four meetings and one telephonic meeting during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, Attention: General Counsel, c/o Delaware Funds at 2005 Market Street, Philadelphia, PA 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: Frances A. Sevilla-Sacasa, Chair; Thomas L. Bennett (ex officio); Ann D. Borowiec; and Joseph W. Chow. The Nominating and Corporate Governance Committee held four meetings and one telephonic meeting during the Trust’s last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes, and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Jerome D. Abernathy — Mr. Abernathy has over 30 years of experience in the investment management industry. In selecting him to serve on the Board, the Independent Trustees of the Trust noted and valued his extensive experience as a chief investment officer, director of research, trader, and analytical proprietary trading researcher. Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from Massachusetts Institute of Technology. Mr. Abernathy has served on the Board since January 2019.

Thomas L. Bennett — Currently the Board’s Chair, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations, and for-profit companies. He has an M.B.A. from the University of Cincinnati. Mr. Bennett has served on the Board since March 2005.

Ann D. Borowiec — Ms. Borowiec has over 25 years of experience in the banking and wealth management industry. Ms. Borowiec also serves as a board member on several nonprofit organizations. In nominating her to the Board in 2015, the Independent Trustees of the Trust found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members. Her experience would also provide additional oversight skill in the area of fund distribution. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec has served on the Board since March 2015.

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Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-US markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis University and M.C.P. and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 30 years of experience in higher education. He has served in senior management for three major institutions of higher learning including serving as president of a leading research university. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to holding a B.A. from Wilson College, she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the US. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees from the University of Miami and Thunderbird School of Global Management, respectively. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013.

Christianna Wood — Ms. Wood has over 30 years of experience in the investment management industry. In selecting her to serve on the Board, the Independent Trustees of the Trust noted and valued her significant portfolio management, corporate governance and audit committee experience. Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood has served on the Board since January 2019.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She served as a board member of a for-profit company and also is a current board member of a hospital and a public university system. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has over 20 years of experience in the investment management industry. He has been the president of Macquarie Investment Management - Americas since June 2015, and he is responsible for all aspects of the firm’s business. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle has served on the Board since September 2015. Mr. Lytle serves on the board of directors of the National Association of Securities Professionals (NASP), the Sustainability Accounting Standards Board, and he is a member of the board of governors for the Investment Company Institute (ICI). In November 2017, Mr. Lytle was named to the Black Enterprise list of “Most Powerful Executives in Corporate America.”

Committee of Independent Trustees: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee comprises all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

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Management of the Trust

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: Janet L. Yeomans, Chair; Jerome D. Abernathy; Ann D. Borowiec; Joseph W. Chow; and Lucinda S. Landreth. The Investments Committee held five meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:
(1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Funds’ transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series, and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees routinely discuss certain risk-management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Fund management raises other specific risk-management issues relating to the Funds with the Trustees at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Committee of Independent Trustees play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Committee of Independent Trustees, by overseeing the evaluation of the Board, its committees, and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies — The Manager

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager or JSP, as applicable, will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services Inc. (“ISS”) to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. By no

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later than Aug. 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all of the Funds’ proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.

As of June 30, 2019, the Manager and its affiliates within Macquarie Investment Management were managing in the aggregate $173.1 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Investment Management” is the marketing name for MMHI and its subsidiaries.

The Manager and its affiliates own the name “Delaware Group®.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager, and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Funds’ Investment Management Agreement (“Investment Management Agreement”) has an initial term of two years and may be renewed each year thereafter only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreement, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

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Investment Manager and Other Service Providers

Fund Name	Management Fee (annual rate as a percentage of average daily net assets)
All Funds other than Delaware Tax-Exempt Income Fund	0.55% on the first $500 million 0.50% on the next $500 million 0.45% on the next $1.5 million 0.425% on assets in excess of $2.5 billion
Delaware Tax-Exempt Income Fund	0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 million 0.425% on assets in excess of $2.5 billion

During the last three fiscal years, the Predecessor Fund to each Fund paid the following investment management fees to its investment advisor:

Fund*	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Delaware Tax-Exempt Income Fund	$3,900,528 paid $296,579 waived	$3,955,460 paid $299,420 waived	$3,964,867 paid $300,111 waived
Delaware Tax-Exempt Opportunities Fund	$1,630,810 paid $12,405 waived	$1,700,100 paid $141,676 waived	$1,666,781 paid $138,899 waived
Delaware Tax-Free California II Fund	$308,829 paid $19,513 waived	$349,855 paid $58,309 waived	$320,133 paid $53,355 waived
Delaware Tax-Free New Jersey Fund	$261,189 paid $16,504 waived	$303,519 paid $50,586 waived	$290,653 paid $48,442 waived
Delaware Tax-Free New York II Fund	$883,218 paid $55,450 waived	$1,004,748 paid $167,458 waived	$939,183 paid $156,531 waived
Delaware Tax-Free Oregon Fund	$298,885 paid $18,317 waived	$332,459 paid $55,409 waived	$321,884 paid $53,647 waived

*	This historical information is that of the Predecessor Fund to each Fund.

Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include each Fund’s proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds. The Board annually reviews fees paid to the Distributor.

During the last three fiscal years, Foresters Financial Services, Inc. (“FFS”), the distributor for the Predecessor Funds, received the underwriting fees and other compensation from the Predecessor Fund to each Fund listed below during the fiscal years ended Dec. 31, 2016, 2017 and 2018.

Fiscal Year Ended Dec. 31, 2016
Fund*	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Delaware Tax-Exempt Income Fund	$1,000,675	$115,368	N/A	N/A
Delaware Tax-Exempt Opportunities Fund	$1,239,778	$40,685	N/A	N/A
Delaware Tax-Free California II Fund	$317,464	$16,464	N/A	N/A
Delaware Tax-Free New Jersey Fund	$166,430	$5,666	N/A	N/A

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Fiscal Year Ended Dec. 31, 2016
Fund*	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Delaware Tax-Free New York II Fund	$592,076	$39,796	N/A	N/A
Delaware Tax-Free Oregon Fund	$207,915	$33,806	N/A	N/A

*	This historical information is that of the Predecessor Fund to each Fund.

Fiscal Year Ended Dec. 31, 2017
Fund*	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Delaware Tax-Exempt Income Fund	$836,721	$352,887	N/A	N/A
Delaware Tax-Exempt Opportunities Fund	$727,407	$18,239	N/A	N/A
Delaware Tax-Free California II Fund	$259,234	$8,619	N/A	N/A
Delaware Tax-Free New Jersey Fund	$74,892	$13,955	N/A	N/A
Delaware Tax-Free New York II Fund	$398,112	$48,524	N/A	N/A
Delaware Tax-Free Oregon Fund	$116,695	$21,634	N/A	N/A

*	This historical information is that of the Predecessor Fund to each Fund.

Fiscal Year Ended Dec. 31, 2018**
Fund*	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Delaware Tax-Exempt Income Fund	$426,107	$128,742	N/A	N/A
Delaware Tax-Exempt Opportunities Fund	$639,640	$57,428	N/A	N/A
Delaware Tax-Free California II Fund	$171,580	$5,318	N/A	N/A
Delaware Tax-Free New Jersey Fund	$47,123	$15,269	N/A	N/A
Delaware Tax-Free New York II Fund	$193,493	$12,064	N/A	N/A
Delaware Tax-Free Oregon Fund	$78,384	$6,696	N/A	N/A

*	This historical information is that of the Predecessor Fund to each Fund.
**	As shown in a separate chart, FFS may receive distribution fees (i.e., Rule 12b-1 fees) from each Fund covered by this SAI.

For the fiscal year ended Dec. 31, 2018, the Predecessor Fund to each Fund paid the following in fees pursuant to their Class A distribution plans:

Class A
Fund*	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Delaware Tax-Exempt Income Fund	$863,021	$104,135	$801,426	$1,768,582

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Investment Manager and Other Service Providers

Class A
Fund*	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Delaware Tax-Exempt Opportunities Fund	$227,947	$107,340	$485,754	$821,041
Delaware Tax-Free California II Fund	$47,810	$10,254	$93,853	$151,917
Delaware Tax-Free New Jersey Fund	$49,060	$13,655	$75,730	$138,445
Delaware Tax-Free New York II Fund	$167,660	$22,624	$271,999	$462,283
Delaware Tax-Free Oregon Fund	$42,370	$13,780	$95,624	$151,774

*	This historical information is that of the Predecessor Fund to each Fund.

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Foresters Investor Services, Inc. (“FIS”), provides sub-transfer agency services to the Funds. In connection with these services, the Funds may receive overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants

The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.

During the fiscal years ended Dec. 31, 2016, 2017, and 2018, the Predecessor Funds to the Funds paid combined investment management and administrative fees to their investment advisor. More information about the investment management fees paid by the Predecessor Funds is available under “Investment Manager and Other Service Providers—Investment Manager.”

Securities Lending Agent

The Board has approved each Fund’s participation in a securities lending program. Under the securities lending program, BNY Mellon serves as the Funds’ securities lending agent (“Securities Lending Agent”).

The Predecessor Funds to the Funds did not participate in a securities lending program and did not earn related income or pay any fees and/or compensation.

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Custodian

BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

Portfolio Managers

I. Delaware Management Company

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of June 30, 2019 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Gregory A. Gizzi Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	17 0 41	$5.5 billion $0 $4.1 billion	0 0 0	$0 $0 $0
Stephen J. Czepiel Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	17 0 27	$5.5 billion $0 $3.6 billion	0 0 0	$0 $0 $0
Jake van Roden Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	15 0 1	$4.7 billion $0 $1.9 million	0 0 0	$0 $0 $0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund and the investment action for each such other fund or account and the Fund may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Fund. Additionally, the management of multiple funds or accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — Fixed Income Portfolio Managers. An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

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Portfolio Managers

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors and objective factors. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods. Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the bonus is discretionary as determined by Macquarie Investment Management and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance.  Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Macquarie Investment Management Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within Macquarie Investment Management Funds pursuant to the terms of the Macquarie Investment Management Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Ownership of Fund Shares

As of Dec. 31, 2018, none of the portfolio managers owned shares of the Funds they manage.

Trading Practices and Brokerage

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the fiscal years ended Dec. 31, 2016, 2017, and 2018, the aggregate dollar amounts of brokerage commissions paid by the Predecessor Funds to the Funds were as follows:

Fund*	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Delaware Tax-Exempt Income Fund	$0	$0	$0
Delaware Tax-Exempt Opportunities Fund	$0	$0	$0
Delaware Tax-Free California II Fund	$0	$0	$0
Delaware Tax-Free New Jersey Fund	$0	$0	$0
Delaware Tax-Free New York II Fund	$0	$0	$0
Delaware Tax-Free Oregon Fund	$0	$0	$0

*	This historical information is that of the Predecessor Fund to each Fund.

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage

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and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Fund is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Fund and/or to other Delaware Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the funds receiving the service. In such instances, the commissions/equivalents would be used for the advantage of a Fund or other funds and not for the advantage of the Manager.

As of the date of this SAI, the Funds have not engaged in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services or held securities of their regular broker/dealers.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

Capital Structure

Capitalization

The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable. Shareholders do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. As a general matter, shareholders of the Classes may vote only on matters affecting their respective Class, including the Rule 12b-1 Plan of Class A shares that they hold. Each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of Class A’s Rule 12b-1 Plan will be allocated solely to those Classes and Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to brokers, dealers, or other financial intermediaries.

Until May 31, 1992, the Fund offered shares of two retail classes, Investors Series II class (now Class A shares) and the Investors Series I class. Shares of Investors Series I class were offered with a sales charge, but without the imposition of a Rule 12b-1 fee. Effective June 1, 1992, following shareholder approval of a plan of recapitalization on May 15, 1992, shareholders of the Investors Series I class had their shares converted into shares of the Investors Series II class and became subject to the latter class’s Rule 12b-1 charges. Effective at the same time, following approval by shareholders, the name Investors Series was changed to Treasury Reserves Intermediate Series and the name Investors Series II class was changed to Treasury Reserves Intermediate Fund class. Treasury Reserves Intermediate Fund (Institutional) class was first offered on June 1, 1992 and beginning May 2, 1994 it became known as Treasury Reserves Intermediate Fund Institutional Class. On May 2, 1994, the Treasury Reserves Intermediate Fund class became known as the Treasury Reserves Intermediate Fund A Class. Effective as of close of business on Aug. 28, 1995, the Trust’s name was changed from Delaware Group Treasury Reserves, Inc. to Delaware Group® Limited-Term Government Funds, Inc. and the name Treasury Reserves Intermediate

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Capital Structure

Series was changed to Limited-Term Government Fund. At the same time, the names of Treasury Reserves Intermediate Fund A Class, Treasury Reserves Intermediate Fund B Class, and Treasury Reserves Intermediate Fund Institutional Class were changed to Limited-Term Government Fund A Class, Limited-Term Government Fund B Class, and Limited-Term Government Fund Institutional Class, respectively. Effective as of Aug. 16, 1999, the name of Limited-Term Government Fund changed to Delaware Limited-Term Government Fund. Corresponding changes were also made to the names of each of the Fund’s Classes. Effective as of Dec. 15, 1999, the Trust’s name was changed from Delaware Group Limited-Term Government Funds, Inc. to Delaware Group Limited-Term Government Funds. The Fund’s Class R shares were initially offered on June 2, 2003. Effective Nov. 30, 2007, Delaware Limited-Term Government Fund changed its name to Delaware Limited-Term Diversified Income Fund.

On July 19, 2019, the Funds were established within the Trust.

Noncumulative Voting

The Trust’s shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

Purchasing Shares

General Information

Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized financial intermediaries or directly by contacting the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees, and employees of any Delaware Fund, the Manager, or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. There are no minimum purchase requirements for Institutional Class and Class R6 shares (except those purchased through an automatic investment plan), but certain eligibility requirements must be met.

Financial intermediaries are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund’s best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a US financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on nonretirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

In addition, each Fund reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Minimum purchase and minimum balance requirements do not apply to accounts participating in advisory or asset-allocation programs covered by financial intermediaries. Certain accounts held in omnibus or programs covered by certain intermediaries may be opened with less than the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A and Institutional Class shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen

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certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this SAI. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this SAI.

Comparison of Share Classes

The alternative purchase arrangements of Class A shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees. Financial intermediaries may receive different compensation for selling the Retail Classes.

Class R6 shares have no upfront sales charge, are not subject to a CDSC, and do not assess a 12b-1 fee. Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any unaffiliated brokers, dealers, or other financial intermediaries. Class R6 shares may be purchased by certain eligible investors. See “Investing in the Fund - Choosing a share class - Class R6” in the Prospectuses for information about Class R6 share purchase eligibility.

Dividends, if any, paid on the Retail Classes, Class R6 shares, and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Retail Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” for more information.

Class A Shares: Purchases of $100,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Prospectuses, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features — Class A shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.

Share Class Exchanges

If you wish to transfer your investment between share classes (within the same Fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanges of shares for the same Fund generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

Each of these exchange privileges is subject to termination and may be amended from time to time.

Exchanging Class A shares for Institutional Class shares

Class A shares purchased by accounts participating (or intending to participate) in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of another fund under certain circumstances, depending on such Program’s eligibility to purchase Institutional Class shares of that fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee, or other charge.

Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

Exchanging Institutional Class shares for Class A shares

If a shareholder of Institutional Class shares has ceased his or her participation in a Program, or the financial intermediary has determined to utilize Class A shares in the Program or the shareholder transfers to a Program that utilizes Class A shares, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee, or other charge.

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Purchasing Shares

Dealer’s Commission

For initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

In determining a financial intermediary’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A shares of another Fund. Financial intermediaries also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Delaware Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

The Delaware Funds no longer offer a dealer’s commission to financial intermediaries on sales eligible for purchase at NAV in Class A shares for retirement plan accounts as described in the Prospectuses.

Plan under Rule 12b-1 for Class A shares

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Class A shares of the Retail Classes (the “Plan”). The Plan permits a relevant Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plan does not apply to the Institutional Class shares or Class R6 shares. Such shares are not included in calculating the Plan’s fees, and the Plan is not used to assist in the distribution and marketing of the Funds’ Institutional Class shares or Class R6 shares (if applicable). Shareholders of the Institutional Class and Class R6 may not vote on matters affecting the Plan.

The Plan permits a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A’s monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things: preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes; compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to financial intermediaries and others. In connection with the promotion of Class A shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning Class A and increase sales of Class A.

The Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of Class A shares. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plan at any time.

All of the distribution expenses incurred by the Distributor and others, such as financial intermediaries, in excess of the amount paid on behalf of Class A would be borne by such persons without any reimbursement from Class A. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plan.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement, as amended, have all been approved by the Board, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the Plan and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Distribution Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine that continuation of the Plan is in the best interest of shareholders of Class A and that there is a reasonable likelihood of the Plan providing a benefit to Class A. The Plan and the Distribution Agreement, as amended, may be terminated with respect to Class A shares at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plan and the Distribution Agreement, or by a majority vote of Class A’s outstanding voting securities. Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of Class A’s outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement. Also, any other material amendment to the Plan must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement. In addition, in order for the Plan to remain effective, the selection and nomination of Independent

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Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plan or Distribution Agreement. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for its review.

Special Purchase Features — Class A shares

Buying Class A Shares at Net Asset Value: As disclosed in the Prospectuses, participants of certain group retirement plans and members of their households may make purchases of Class A shares at NAV. The requirements are as follows: (i) the purchases must be made in a Delaware Funds Individual Retirement Account (“Foundation IRA®”) established by a participant from a group retirement plan or a member of their household distributed by an affiliate of the Manager; and (ii) purchases in a Foundation IRA require a minimum initial investment of $5,000 per Fund. Delaware Funds reserve the right to modify or terminate these arrangements at any time.

Additional Class A shares of a Fund may be purchased at NAV by existing shareholders or certain participants who were in a certain legacy group plan as of June 30, 2014 and who were transferred to a certain legacy group plan as of July 1, 2014, where participants of such legacy group plan were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.

Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent or financial intermediary of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The minimum initial purchase amount to establish a letter of intent is $1,000. The Funds will no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer Agent or financial intermediary may surrender an appropriate number of the escrowed shares for redemption in order to realize the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end charge otherwise applicable. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Funds received as the result of a merger or reorganization of a predecessor fund previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Fund received as the result of a merger or reorganization of a predecessor fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, the corresponding classes of shares of other Delaware Funds received as the result of a merger or reorganization of a predecessor fund that offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Funds received as the result of a merger or reorganization of a predecessor fund. Please note that for purposes of satisfying an investor's obligation under a letter of intent entered into by a purchaser of shares received as the result of a merger or reorganization of a predecessor fund such investor may not be able to aggregate shares not received as the result of a merger or reorganization of a predecessor fund with shares received as the result of a merger or reorganization of a predecessor fund. Your financial intermediary may have different procedures for administering this feature.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. Your financial intermediary may have different procedures for administering this feature.

The privilege also extends to all purchases made at one time by any of the following:

•
an individual

•
an individual and his or her spouse, or equivalent, if recognized under local law, such as civil union, common law marriage, or domestic partnership

•
a parent, stepparent, or legal guardian, and their children or stepchildren who are under the age of 21

•
a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

You may also be entitled to additional reduced front-end sales charges due to shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm.

To ensure that you receive available reduced front-end sales charges, you must advise your broker-dealer or your financial intermediary of all eligible accounts and shares that can be aggregated with your own accounts for right of accumulation purposes as well as your desire to enter into an letter of intent (if applicable). If you or your broker dealer or financial intermediary do not let the Funds know that you are eligible for a waiver or reduction, you may not receive a reduction to the front-end sales charges to which you may be eligible. The Fund or your broker-dealer or financial intermediary may also ask you to provide account records, statements or other information related to all eligible accounts.

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Purchasing Shares

Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also request to combine any subsequent purchases of Class A shares of the Funds, as well as shares of any other class of any of the other Delaware Funds that offer such classes (except shares of any Delaware Fund that do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A shares of Delaware Growth Equity Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Prospectuses to determine the applicability of the right of accumulation to their particular circumstances. Your financial intermediary may have different procedures for administering this feature.

12-Month Reinvestment Privilege: Holders of Class A shares of the Funds (and of the Institutional Class shares of the Funds holding shares that were acquired through an exchange from one of the other Delaware Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in Delaware Funds offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Fund, including charges and expenses.

Investors should consult their financial intermediaries or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans: Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Profit Sharing, Pension, and 401(k) Defined Contribution Plans) that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A shares set forth in the table in the Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to nonretirement Delaware Funds investment accounts if they so notify the Fund or financial intermediary in which they are investing in connection with each purchase. See “Retirement Plans for Class A shares” under “Investment Plans” below for information about retirement plans. This feature is dependent on your financial intermediary’s right of accumulation policies.

The Limited CDSC may be generally applicable to any redemptions of NAV purchases made on behalf of a group investment plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

Investment Plans

Reinvestment Plan

Unless otherwise designated by shareholders in writing, dividends and distributions, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date.

Reinvestment of Dividends in other Delaware Funds

Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may be able to automatically reinvest dividends and/or distributions in any of the other Delaware Funds, including the Funds, in states where their shares may be sold. However, if you received shares as the result of a merger or reorganization of a predecessor fund, you may not be able to reinvest your dividends at the current time.

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Investing by Exchange

If you have an investment in another Delaware Fund, you may be able to exchange part or all of your investment into shares of the Funds. If you received shares as the result of a merger or reorganization of a predecessor fund, you may not be able to exchange shares of the predecessor fund into other Delaware Funds at the current time. See “Redemption and Exchange—Limitations on Exchange”. If you wish to open an account by exchange, call 800 342-6221 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer

Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept direct deposits for investment through an agent bank, preauthorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan: Shareholders may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. If the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Direct Deposit Purchase by Mail

Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

Systematic Exchange Option

Shareholders can use the systematic exchange option to invest in the Funds through regular liquidations of shares in their accounts in other Delaware Funds, subject to certain limitations. See “Redemption and Exchange—Limitations on Exchange”. Shareholders may elect to invest in one or more of the other Delaware Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund, unless you received shares as the result of a merger or reorganization of a predecessor fund, in which case there will be no minimum) to be liquidated from their account and invested automatically into other Delaware Funds, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not ensure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

Retirement Plans for the Retail Classes

An investment in the Funds may be suitable for tax-deferred retirement plans, such as: traditional IRA, SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans. In addition, the Funds may be suitable for use in Roth IRAs and Coverdell ESAs. For further details concerning these plans and accounts, including applications, contact your financial intermediary. To determine whether the benefits of a tax-sheltered retirement plan, Roth IRA, or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

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Investment Plans

Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by the Custodian, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

Certain shareholder investment services available to nonretirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class shares or Class R6 shares. For additional information, call the Delaware Funds by Macquarie at 800 423-4026.

Determining Offering Price and Net Asset Value

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. Orders for purchases and redemptions of all of the Funds’ other share classes are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Financial intermediaries are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 pm, Eastern time, on days when the NYSE is open for business (“Business Day”). The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day’s NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Funds’ next Business Day. See “Calculating share price” and “How to redeem shares” in the Prospectuses.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, CMOs, CMBS, and US government agency MBS, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. A Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to US dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

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Each Class of a Fund will bear, pro rata, all of the common expenses of the Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’s percentage in that Fund represented by the value of shares of such Classes, except that Institutional Class and Class R6 shares will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while Class A shares will bear the Rule 12b-1 Plan expenses payable under their respective Plans, and Class R6 shares will not incur any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to any broker, dealer, or other financial intermediaries. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

Redemption and Exchange

General Information

You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See “How to redeem shares” in the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide the name of the Delaware Fund, your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by writing the Delaware Funds by Macquarie at Raritan Plaza 1, Edison, NJ 08837-3620. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

Orders for the repurchase of Fund shares that are submitted to the Delaware Fund prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the financial intermediary from the shareholder prior to the time the offering price and NAV are determined on such day. The financial intermediary has the responsibility of transmitting orders to the Delaware Fund promptly. Such repurchase is then settled as an ordinary transaction with the financial intermediary (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either the Funds or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 calendar days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds to fairly value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor

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Redemption and Exchange

receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” below. Except for the Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Retail Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds, subject to the limitations described below under “Limitations on Exchanges”. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call your financial intermediary or 800 342-6221.

Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends).

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern deemed market timing in any Delaware Fund to be a market timer. Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. See the Funds’ Prospectuses for more information on their market timing policies.

Limitations on Exchanges

If you received shares as the result of a merger or reorganization, you may not be able to exchange shares of your Fund into other Delaware Funds at the current time.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this SAI.

Written Redemption

You can write to the Funds (at Raritan Plaza 1, Edison, NJ 08837-3620 by mail) to redeem some or all of your shares. The request must be signed by all owners of the account. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued.

Written Exchange

You may also write to the Funds (at P.O. Box 7837, Edison, NJ 08818-7837 by regular mail or Raritan Plaza 1, Edison, NJ 08837 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephonic Redemption and Exchange

To get the added convenience of the telephone exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A or Institutional Class shares in certificate form, you may exchange only by written request and you must return your certificates.

Telephone Exchange: The telephone exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your financial intermediary can exchange your shares into other Delaware Funds under the

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same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions into and out of the Delaware Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

Systematic Withdrawal Plans

Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply to investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long term or short term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Funds or is investing in Delaware Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The Limited CDSC for Class A shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan was established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan was established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectuses for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value

For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

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Redemption and Exchange

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed; or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than the holding period, as set forth in the Prospectuses, will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception. If the exchange is into Class A shares of the Delaware Government Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Delaware Government Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Delaware Government Cash Management Fund. In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Government Cash Management Fund, the Funds will create a separate account to hold such exchanged shares. This account will not be entitled to draft check or expedited redemption privileges. The Limited CDSC is assessed if such holding period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Please see the Prospectuses for instances in which the Limited CDSC applicable to Class A shares may be waived. The Limited CDSC applicable to Class A shares are waived in instances such as a qualified distribution or due to death of the account holder/joint account holder. The qualified distribution waiver age is 70.5 and there is no CDSC death waiver time period. However, the CDSC death waiver only applies to shares purchased prior to the death of the account owner/joint account owner.

As disclosed in the Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

•
The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and Retired Financial Services, Inc. (“RFS”) served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

Distributions and Taxes

Distributions

The following supplements the information in the Prospectus.

The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Fund to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of a Fund will share proportionately in its investment income and expenses, except that each Class A alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $10.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $10.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions that cannot be delivered by the US Postal Service or that remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate the shareholder if the shareholder’s mail is returned by the US Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

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This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local, and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, US government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than US government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Fund Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions — Distributions of capital gains” below. For non-US investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased US withholding taxes. See, “Non-US Investors — Capital gain dividends” and “— Interest-related dividends and short-term capital gain dividends” below.

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Distributions and Taxes

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of capital gains” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after Oct. 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October capital losses”), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after Oct. 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after Dec. 31 of the current taxable year, over (b) the ordinary income incurred after Dec. 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% nondeductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending Nov. 30 or Dec. 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. None of the dividends paid by the Fund are anticipated to qualify as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

US government securities. Income earned on certain US government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by US government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the US federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and

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filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Taxation of Fund Distributions — Tax Exempt Interest. The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal securities, which are exempt from federal income tax.

Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Alternative minimum tax – private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal securities issued after Aug. 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. Consistent with its stated investment objective, the Fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying US territorial obligations (including qualifying obligations of Puerto Rico, the US Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a municipal security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a municipal security could cause interest on the municipal security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the municipal security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sales, Exchanges, and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.

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When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund’s website at delawarefunds.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, this rule does not apply to any loss incurred on a redemption or exchange of shares of a tax free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period began after Dec. 22, 2010.

Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Conversion of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the following transactions generally will be tax-free for federal income tax purposes:

•
the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs,

•
the exchange of Class R6 for Class A shares or Institutional Class shares of the same Fund by certain Programs, and

•
the exchange of Institutional Class shares for Class A shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program.

However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Fund Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained

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and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

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Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in securities of uncertain tax character. A fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•
provide your correct social security or taxpayer identification number,

•
certify that this number is correct,

•
certify that you are not subject to backup withholding, and

•
certify that you are a US person (including a US resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s US federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special US tax certification requirements applicable to non-US investors to avoid backup withholding are described under the “Non-US Investors” heading below.

Non-US Investors. Non-US investors (shareholders who, as to the US, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to US withholding and estate tax and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

In general. The US imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.

Capital gain dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on the disposition of US real property interests, are not subject to US withholding tax unless you are a nonresident alien individual present in the US for a period or periods aggregating 183 days or more during the calendar year.

Exempt-interest dividends. In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to US withholding tax.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from US sources are not subject to US withholding tax. “Qualified interest income” includes, in general, US source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on the disposition of certain US real property interests, are not subject to US withholding tax unless you were a nonresident alien individual present in the US for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

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Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to US withholding tax. Foreign shareholders may be subject to US withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a US trade or business. If the income from the Fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to US federal income tax at the rates applicable to US citizens or domestic corporations and require the filing of a nonresident US income tax return.

US estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to US federal gift tax. An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to Fund shares at the graduated rates applicable to US citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a US estate tax return to claim the exemption in order to obtain a US federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the US federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to US situs assets with a value of $60,000). For estates with US situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s US situs assets are below this threshold amount.

US tax certification rules. Special US tax certification requirements may apply to non-US shareholders both to avoid US backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the US and the shareholder’s country of residence. In general, if you are a non-US shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the US has an income tax treaty. A Form W-8 BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or nonfinancial foreign entities (“NFFE”). After Dec. 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied up currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by US persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial US persons as owners or (ii) if it does have such owners, reporting information relating to them. The US Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of US Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a US tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its US accountholders and meet certain other specified requirements. The FFI will either report the specified information about the US accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the US to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial US owners or by providing the name, address and taxpayer identification number of each substantial US owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by US Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-US investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the US tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

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Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of US federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income, and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

To obtain the Funds’ most current performance information, please call 800 423-4026 or visit our website at delawarefunds.com/performance.

Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable US securities laws, as they may be revised from time to time by the SEC.

Financial Statements

The Funds’ Statements of Assets and Liabilities, Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of Tait, Weller & Baker, the independent registered public accounting firm of the Predecessor Funds, for the fiscal year ended Dec. 31, 2018, are included in the Predecessor Funds’ Annual Reports to shareholders. The financial statements and Financial Highlights, the notes relating thereto and the reports of Tait, Weller & Baker listed above are incorporated by reference from the Annual Reports into this SAI. Tait, Weller & Baker will also audit the financial statements for the Predecessor Funds’ fiscal year ended Dec. 31, 2019. As of the date of this SAI, the Funds are in the process of selecting an independent registered public accounting firm for their fiscal year ending Dec. 31, 2020.

Principal Holders

As of Sept. 20, 2019, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

Class	Name and Address of Account	Percentage
Delaware Tax–Exempt Income Fund Institutional Class	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	17.4%
	PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	15.5%
	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	26.5%
	CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	25.0%
Delaware Tax–Exempt Income Fund Class R6	FORESTERS FINANCIAL SERVICES RARITAN PLAZA 1 EDISON, NJ 08837	100.0%
Delaware Tax–Exempt Opportunities Fund Institutional Class	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	18.1%
	CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	34.2%

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Principal Holders

Class	Name and Address of Account	Percentage
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	9.1%
	PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	8.3%
	GEORGE ANN MORRIS 5301 W NAVAHO WAY BOISE, ID 83714	11.8%
Delaware Tax–Exempt Opportunities Fund Class R6	MSCS FINANCIAL SERVICES 717 17TH STREET STE 1300 DENVER, CO 80202	99.1%
Delaware Tax–Free California II Fund Class A	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	5.7%
Delaware Tax–Free California II Fund Institutional Class	CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	41.7%
	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	51.7%
Delaware Tax–Free California II Fund Class R6	FORESTERS FINANCIAL SERVICES RARITAN PLAZA 1 EDISON, NJ 08837	100.0%
Delaware Tax–Free New Jersey Fund Class A	FIRST CLEARING LLC 1N JEFFERSON AVE SAINT LOUIS, MO 63103	5.6%
Delaware Tax–Free New Jersey Fund Institutional Class	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	92.5%
Delaware Tax–Free New Jersey Fund Class R6	FORESTERS FINANCIAL SERVICES RARITAN PLAZA 1 EDISON, NJ 08837	100.0%
Delaware Tax–Free New York II Fund Institutional Class	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	24.1%
	CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	40.9%
	PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	12.0%
	GEORGE E BERGER AND MARILYN BERGER 362 KNEELAND AVE YONKERS, NY 10704	7.3%
Delaware Tax–Free New York II Fund Class R6	FORESTERS FINANCIAL SERVICES RARITAN PLAZA 1 EDISON, NJ 08837	100.0%
Delaware Tax–Free Oregon Fund Institutional Class	JAMES TROFITTER AND JAMES TROFITTER JR 35298 WOODLAND LN ASTORIA OR, 97103	11.7%

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Class	Name and Address of Account	Percentage
	LPL FINANCIAL CORP PO BOX 509206 SAN DIEGO, CA 92150	22.8%
	SHERRIE LOVE 4103 SE HENDERSON ST PORTLAND OR, 97202	6.9%
	PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	19.9%
	CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	20.1%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.5%
Delaware Tax–Free Oregon Fund Class R6	FORESTERS FINANCIAL SERVICES RARITAN PLAZA 1 EDISON, NJ 08837	100.0%

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Appendix A — Description of Ratings

Corporate Obligation Ratings

Moody’s Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody’s Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

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C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody’s

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P’s ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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PART C
(Delaware Group® Limited-Term Government Funds)
File Nos. 002-75526/811-03363
Post-Effective Amendment No. 89

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

(i) Executed Amendment No. 1 (July 19, 2019) to Exhibit A of the Investment Management Agreement attached as Exhibit No. EX-99.d.1.i.

		(2)	Executed Investment Advisory Expense Limitation Letter (April 25, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

		(3)	Executed Investment Advisory Expense Limitation Letter (October 4, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.d.3.

	(e)	Underwriting Contracts.

		(1)	Distribution Agreements.

		(i)	Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

		(ii)	Executed Distribution Expense Limitation Letter (April 25, 2019) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

		(iii)	Executed Amendment No. 1 (July 19, 2019) to Schedule I to the Distribution Agreement attached as Exhibit No. EX-99.e.1.iii.

		(iv)	Executed Distribution Expense Limitation Letter (October 4, 2019) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.e.1.iv.

	(2)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

	(3)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 29, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

	(2)	Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed November 27, 2007.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed April 29, 2011.

		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.

		(ii)	Executed Schedule A (October 4, 2019) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

(iii) Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 84 filed April 29, 2019.

(iv) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

	(2)	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i) Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

	(3)	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

(ii) Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (December 14, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.

	(2)	Opinion and Consent of Counsel (April 27, 2017) with respect to the Class R6 shares of Delaware Limited-Term Diversified Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 79 filed April 27, 2017.

	(3)	Opinion and Consent of Counsel (July 19, 2019) with respect to Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund incorporated into this filing by reference to Post-Effective Amendment No. 87 filed July 19, 2019.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (October 2019) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

	(2)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

		(3)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed April 26, 2006.

	(n)	Rule 18f-3 Plan.

		(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 28, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

(i) Updated Appendix A (October 4, 2019) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 attached as Exhibit No. EX-99.n.1.i.

	(o)	Reserved.

	(p)	Codes of Ethics.

		(1)	Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27, 2018.

	(q)	Other.

		(1)	Powers of Attorney (August 20, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

		(2)	Power of Attorney for Jerome D. Abernathy (December 19, 2018) ) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 18, 2019.

		(3)	Power of Attorney for Christianna Wood (December 18, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 18, 2019.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

Item 31.
Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Funds® by Macquarie (the “Delaware Funds”) (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Funds.

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Shawn Lytle	President since June 2015	President/Chief	Mr. Lytle has served in various
		Executive	executive capacities within
		Officer/Trustee since	Macquarie Investment
		June 2015	Management
Roger A. Early	Executive Vice	Executive Vice	Mr. Early has served in various
	President/Executive	President/Executive	capacities within Macquarie
	Director, Global Co-Head	Director, Global	Investment Management
	of Fixed Income	Co-Head of Fixed
Income
John Leonard	Executive Vice	Executive Vice	Mr. Leonard has served in
	President/Global Chair of	President/Global Chair	various executive capacities
	Equities	of Equities	within Macquarie Investment
Management
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/General	President/General	various executive capacities
	Counsel/Secretary	Counsel/Secretary	within Macquarie Investment
Management

Senior Vice President/General
Counsel/Secretary – Optimum
Fund Trust
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance	various capacities within
		Officer	Macquarie Investment
Management

Senior Vice President/Global
Chief Compliance Officer –
Optimum Fund Trust
Richard Salus	Senior Vice President/	Senior Vice President/	Mr. Salus has served in various
	Chief Financial Officer	Chief Financial Officer	capacities within Macquarie
Investment Management

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Daniel V. Geatens	Vice President/Treasurer	Vice President/Treasurer	Mr. Geatens has served in
various capacities within
Macquarie Investment
Management

Vice President/Treasurer –
Optimum Fund Trust

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Alexander Alston	Senior Vice	Senior Vice	Mr. Alston has served in
	President/Co-Head of	President/Co-Head of	various capacities within
	Private Placements	Private Placements	Macquarie Investment
	Analysts	Analysts	Management
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment	capacities within Macquarie
	Officer—Small Cap	Officer—Small Cap	Investment Management
	Value/Mid-Cap Value	Value/Mid-Cap Value
	Equity	Equity
David Brenner	Senior Vice	Senior Vice	Mr. Brenner has served in
	President/Chief	President/Chief	various capacities within
	Administration Officer	Administration Officer	Macquarie Investment
Management
Adam H. Brown	Senior Vice	Senior Vice	Mr. Brown has served in
	President/Senior Portfolio	President/Senior	various capacities within
	Manager/Co-Head of	Portfolio	Macquarie Investment
	High Yield	Manager/Co-Head of	Management
High Yield
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Head of Separately	Head of Separately	capacities within Macquarie
	Managed Account	Managed Account	Investment Management
	Operations and Fund	Operations and Fund
	Oversight	Oversight
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Head of Investment	Head of Investment	various capacities within
	Operations	Operations	Macquarie Investment
Management
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment	capacities within Macquarie
	Emerging Markets and	Officer, Emerging	Investment Management
	Healthcare	Markets and Healthcare
Craig C. Dembek	Senior Vice President/	Senior Vice President/	Mr. Dembek has served in
	Head of Credit Research	Head of Credit Research	various capacities within
Macquarie Investment
Management
Joseph Devine	Senior Vice President/	Senior Vice President/	Mr. Devine has served in
	Chief Investment Officer,	Chief Investment	various capacities within
	Global Ex U.S. Equities	Officer, Global Ex U.S.	Macquarie Investment
		Equities	Management
W. Alexander Ely	Senior Vice President/	Senior Vice President/	Mr. Ely has served in various
	Chief Investment Officer,	Chief Investment	capacities within Macquarie
	Small/Mid-Cap Growth	Officer, Small/Mid-Cap	Investment Management
	Equity	Growth Equity
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Macquarie Investment
Management

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
J. David Hillmeyer	Senior Vice	Senior Vice	Mr. Hillmeyer has served in
	President/Senior Portfolio	President/Senior	various capacities within
	Manager	Portfolio Manager	Macquarie Investment
Management
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Macquarie Investment
Management
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Macquarie
	Investment Grade	Investment Grade	Investment Management
	Corporate Bond Trading	Corporate Bond Trading
Frank G. LaTorraca	Senior Vice	Senior Vice	Mr. LaTorraca has served in
	President/Co-Head of	President/Co-Head of	various capacities within
	Private Placements	Private Placements	Macquarie Investment
Management
John P. McCarthy	Senior Vice	Senior Vice	Mr. McCarthy has served in
	President/Senior Portfolio	President/Senior	various capacities within
	Manager/Co-Head of	Portfolio	Macquarie Investment
	High Yield	Manager/Co-Head of	Management
High Yield
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior Portfolio	President/Senior	various capacities within
	Manager/Senior	Portfolio	Macquarie Investment
	Structured Products	Manager/Senior	Management
	Analyst	Structured Products
Analyst
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer, Core	Investment Officer, Core	Macquarie Investment
	Equity	Equity	Management
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Chief	President/Chief	various capacities within
	Operations Officer –	Operations Officer –	Macquarie Investment
	Equity and Fixed Income	Equity and Fixed Income	Management
	Investments	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Head of	President/Head of	various capacities within
	Derivatives	Derivatives	Macquarie Investment
Management
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of	President/Head of Fixed	various capacities with
	Portfolio Analytics	Income Quantitative	Macquarie Investment
		Analysis Department	Management

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Mansur Z. Rasul	Senior Vice	Senior Vice	Mr. Rasul has served in various
	President/Portfolio	President/Portfolio	capacities with Macquarie
	Manager/Head of	Manager/Head of	Investment Management
	Emerging Markets Credit	Emerging Markets
	Trading	Credit Trading
Bradley S. Ritter	Senior Vice	Senior Vice	Mr. Ritter has served in various
	President/Co-Head of	President/Co-Head of	capacities with Macquarie
	Private Placement Group	Private Placement Group	Investment Management
Neil Siegel	Senior Vice	Senior Vice	Mr. Siegel has served in various
	President/Chief	President/Chief	capacities with Macquarie
	Marketing and Product	Marketing and Product	Investment Management
	Officer	Officer
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment Officer	Chief Investment Officer	various capacities within
	— Real Estate and	— Real Estate and	Macquarie Investment
	Income Securities	Income Securities	Management
Gary T. Abrams	Vice President/Head of	Vice President/Head of	Mr. Abrams has served in
	International Equity	International Equity	various capacities within
	Trading	Trading	Macquarie Investment
Management
Patricia L. Bakely	Vice President/Chief	Vice President/Chief	Ms. Bakely has served in
	Financial	Financial	various capacities within
	Officer/Treasurer	Officer/Treasurer	Macquarie Investment
Management
Anthony G. Ciavarelli	Vice President/Associate	Vice President/Associate	Mr. Ciavarelli has served in
	General	General	various capacities within
	Counsel/Assistant	Counsel/Assistant	Macquarie Investment
	Secretary	Secretary	Management
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Institutional Account	capacities within Macquarie
	Services	Services	Investment Management
Michael E. Dresnin	Vice President/Associate	Vice President/Associate	Mr. Dresnin has served in
	General	General	various capacities within
	Counsel/Assistant	Counsel/Assistant	Macquarie Investment
	Secretary	Secretary	Management
Joel A. Ettinger	Vice President/Taxation	Vice President –	Mr. Ettinger has served in
		Taxation	various capacities within
Macquarie Investment
Management
Joseph A. Fiorilla	Vice President/Trading	Vice President/Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Macquarie Investment
Management
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior	various capacities within
	Analyst	Research Analyst	Macquarie Investment
Management

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Stephen Hoban	Vice President/Controller	Vice	Mr. Hoban has served in
		President/Controller	various capacities within
Macquarie Investment
Management
Jerel A. Hopkins	Vice President/Associate	Vice President/Associate	Mr. Hopkins has served in
	General	General	various capacities within
	Counsel/Assistant	Counsel/Assistant	Macquarie Investment
	Secretary	Secretary	Management
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within
Macquarie Investment
Management
Peter T. Pan	Vice President/Head of	Vice President/Head of	Mr. Pan has served in various
	US SMA Trading	US SMA Trading	capacities within Macquarie
Investment Management
William Speacht	Vice President /Deputy	Vice President /Deputy	Mr. Speacht has served in
	Chief Compliance Officer	Chief Compliance	various capacities within
		Officer	Macquarie Investment
Management
John C. Van Roden III	Vice President/Head of	Vice President/Head of	Mr. Roden has served in
	Municipal Trading	Municipal Trading	various capacities within
Macquarie Investment
Management
Emilia P. Wang	Vice President/Associate	Vice President/Associate	Ms. Wang has served in various
	General	General	capacities within Macquarie
	Counsel/Assistant	Counsel/Assistant	Investment Management
	Secretary	Secretary
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General	various capacities within
	Counsel/Assistant	Counsel/Assistant	Macquarie Investment
	Secretary	Secretary	Management

Item 32.	Principal Underwriters.

	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Funds® by Macquarie and the Optimum Fund Trust.

	(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business	Positions and Offices with	Positions and Offices with Registrant
Address	Underwriter
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investments	Limited Partner	None
Distribution Partner, Inc.
Brett D. Wright	President	None
David Brenner	Senior Vice President	Senior Vice President/Chief
Administration Officer
David F. Connor	Senior Vice President/General	Senior Vice President/ General
	Counsel/Secretary	Counsel/Secretary
Jamie Fox	Senior Vice President	None
Eric S. Kleppe	Senior Vice President/Institutional	None
Client Services
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance	Senior Vice President/Chief Compliance
	Officer	Officer
Susan L. Natalini	Senior Vice President	Senior Vice President/Chief Operations
Officer – Equity and Fixed Income
Investments
Richard Salus	Senior Vice President/Financial	Senior Vice President/Chief Financial
	Operations Principal	Officer
Neil Siegel	Senior Vice President/Chief Marketing	Senior Vice President/Chief Marketing
	and Product Officer	and Product Officer
Patricia L. Bakely	Vice President/Chief Financial	Vice President/Chief Financial
	Officer/Treasurer	Officer/Treasurer
Christopher J. Calhoun	Vice President	None
Anthony G. Ciavarelli	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Joel A. Ettinger	Vice President	Vice President/Taxation
Daniel V. Geatens	Vice President	Vice President/Treasurer
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Stephen Hoban	Vice President/Controller	Vice President/Controller
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
William Speacht	Vice President/Deputy Chief	Vice President/Deputy Chief
	Compliance Officer	Compliance Officer

Name and Principal Business	Positions and Offices with	Positions and Offices with Registrant
Address	Underwriter
Stephen R. Shamet	Vice President	None
Barry J. Slawter	Vice President/Retail Marketing &	None
Content Strategy
Emilia P. Wang	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Kathryn R. Williams	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Antoinette C. Robbins	Senior Compliance Officer/Anti-Money	None
Laundering Officer

(c) Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Investments Fund Services Company and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (240 Greenwich Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 4th day of October, 2019.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	October 4, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	October 4, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	October 4, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	October 4, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	October 4, 2019
Joseph W. Chow

John A. Fry	*	Trustee	October 4, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	October 4, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	October 4, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	October 4, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	October 4, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	October 4, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	October 4, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
     Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Limited-Term Government Funds N-1A)

Exhibit No.	Exhibit
EX-99.d.1.i	Executed Amendment No. 1 (July 19, 2019) to Exhibit A of the Investment Management Agreement

EX-99.d.3	Executed Investment Advisory Expense Limitation Letter (October 4, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant

EX-99.e.1.iii	Executed Amendment No. 1 (July 19, 2019) to Schedule I to the Distribution Agreement

EX-99.e.1.iv	Executed Distribution Expense Limitation Letter (October 4, 2019) between Delaware Distributors, L.P. and the Registrant

EX-99.h.1.ii	Executed Schedule A (October 4, 2019) to the Shareholder Services Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (October 2019)

EX-99.n.1.i	Updated Appendix A (October 4, 2019) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3